                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 002-60770
                                                              File No. 811-02806

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/

         Pre-Effective Amendment No.                                    / /
         Post-Effective Amendment No.    52                             /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /X/

         Amendment No.                   52
                        (Check appropriate box or boxes)

                           DELAWARE GROUP CASH RESERVE
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 523-1918
--------------------------------------------------------------------------------

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                               July 29, 2006

It is proposed that this filing will become effective:
   / /   immediately upon filing pursuant to paragraph (b)
   /X/   on July 29, 2006 pursuant to paragraph (b)
   / /   60 days after filing pursuant to paragraph (a)(1)
   / /   on (date) pursuant to paragraph (a)(1)
   / /   75 days after filing pursuant to paragraph (a)(2)
   / /   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

   / /      This  post-effective  amendment  designates  a  new  effective  date for a previously filed post-effective amendment.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 52 to Registration File No. 002-60770 includes the following:

         1.       Facing Page

         2.       Contents Page

         3.       Part A--Prospectuses

         4.       Part B--Statement of Additional Information

         5.       Part C--Other Information

         6.       Signatures

         7.       Exhibits

Delaware
Investments(R)
A member of Lincoln Financial Group

FIXED-INCOME

Prospectus    JULY 29, 2006

              DELAWARE CASH RESERVE FUND
              CLASS A o CONSULTANT CLASS

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                                     page 2
Delaware Cash Reserve Fund                                            2

How we manage the Fund                                           page 5
Our investment strategies                                             5
The securities we typically invest in                                 6
The risks of investing in the Fund                                    7
Disclosure of portfolio holdings information                          7

Who manages the Fund                                             page 8
Investment manager                                                    8
Who's who?                                                            9

About your account                                              page 10
Investing in the Fund                                                10
How to buy shares                                                    11
Retirement plans                                                     12
Document delivery                                                    12
How to redeem shares                                                 12
Account minimums                                                     13
Special services                                                     14
Frequent trading of Fund shares                                      16
Dividends, distributions and taxes                                   16
Certain management considerations                                    17

Financial highlights                                            page 18

Glossary                                                        page 20

Additional information                                          page 23

                                        1

Profile:  Delaware Cash Reserve Fund

What is the Fund's goal?
Delaware  Cash  Reserve  Fund seeks to provide  maximum  current  income,  while preserving principal and maintaining liquidity. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware  Cash  Reserve  Fund invests in  short-term  money  market  securities, including securities issued or guaranteed by the U.S.  government,  its agencies or instrumentalities, asset-backed securities and short-term debt instruments of banks and corporations.

Delaware  Cash  Reserve  Fund is a money  market  fund.  A money  market fund is
designed  for  stability  of  principal;   consequently,  the  level  of  income
fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any instruments with an effective  remaining maturity of more than 397 calendar days
(approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity  in order to shorten or lengthen  the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

What are the main risks of investing in the Fund?
Delaware  Cash Reserve  Fund will be affected  primarily by declines in interest rates that would  reduce the income  provided by the Fund.  For a more  complete discussion of risk, please see "The risks of investing in the Fund" on page 7.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government  agency.  Although  the Fund  seeks  to  preserve  the  value of your investment  at $1 per share,  it is possible to lose money by  investing  in the
Fund.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund

o    Investors with short-term financial goals who seek current income.

o    Investors who do not want an investment  whose value may fluctuate over the short term.

o    Investors  seeking a short-term,  relatively  safe investment to complement more long-term investments in their portfolio.

Who should not invest in the Fund

o    Investors with long-term financial goals.

o    Investors seeking relatively high current income.

                                       2

How has the Delaware Cash Reserve Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past ten calendar  years,  as well as the average  annual returns of Class A and Consultant  Class shares for the one-year,  five-year and ten-year  periods.
The Fund's past  performance  is not  necessarily  an  indication of how it will perform in the future.  The returns  reflect  voluntary  expense  caps in effect during  certain  of these  periods.  The  returns  would be  lower  without  the voluntary  caps.  Please see the footnotes on page 4 for additional  information about the voluntary expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

------------------------ -----------------------
2005                     2.60%
------------------------ -----------------------
2004                     0.91%
------------------------ -----------------------
2003                     0.73%
------------------------ -----------------------
2002                     1.00%
------------------------ -----------------------
2001                     3.59%
------------------------ -----------------------
2000                     5.78%
------------------------ -----------------------
1999                     4.42%
------------------------ -----------------------
1998                     4.75%
------------------------ -----------------------
1997                     4.84%
------------------------ -----------------------
1996                     4.63%
------------------------ -----------------------

As of June 30,  2006,  the Fund's  Class A shares  had a  calendar  year-to-date return of 2.05%.  During the periods  illustrated  in this bar chart,  Class A's highest  quarterly return was 1.50% for the quarter ended September 30, 2000 and its lowest  quarterly return was 0.15% for the quarters ended March 30, 2004 and
June 30, 2004.

                            Average annual returns for periods ending 12/31/05

--------------------------- ----------- ------------- -------------
                              1 year       5 years      10 years
--------------------------- ----------- ------------- -------------
Class A                        2.60%        1.76%        3.31%
(Inception 6/30/78)
--------------------------- ----------- ------------- -------------
Consultant Class
(Inception 3/10/88)            2.35%        1.51%        3.05%
--------------------------- ----------- ------------- -------------

Investors  interested in obtaining the 7-day yield for either class may call 800
523-1918.

                                       3

Profile: Delaware Cash Reserve Fund (continued)

What are the Fund's fees and expenses?            CLASS                                               A    Consultant
---------------------------------------------------------------------------------------------------------------------
You do not pay sales charges when you           Maximum sales charge (load) imposed
buy or sell Class A or Consultant Class          on purchases as a percentage of
shares.                                          offering price                                    none          none
                                                Maximum sales charge (load) imposed on
                                                 reinvested dividends                              none          none
                                                Redemption fees                                    none          none
                                                Exchange fees(1)                                   none          none
---------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are              Management fees                                   0.45%         0.45%
deducted from the Fund's assets.                Distribution and service (12b-1) fees              none      0.30%(2)
                                                Other expenses                                    0.30%         0.30%
                                                Total operating expenses(2)                       0.75%         1.05%
---------------------------------------------------------------------------------------------------------------------
This example is intended to help you            CLASS                                                 A    Consultant
compare the cost of investing in the Fund to    1 year                                              $77          $107
the cost of investing in other mutual funds     3 years                                            $240          $334
with similar investment objectives. We show     5 years                                            $417          $579
the cumulative amount of Fund expenses          10 years                                           $930        $1,283
on a hypothetical investment of $10,000
with an annual 5% return over the time
shown.(3) This example assumes that the
Fund's total operating expenses remain
unchanged in each of the periods we show
and does not reflect the Manager's and
Distributor's expense caps.  This is an
example only, and does not represent future
expenses, which may be greater or less
than those shown here.

(1)  Exchanges  are  subject to the  requirements  of each fund in the  Delaware
     Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The Manager has voluntarily  agreed to waive fees and pay expenses in order to prevent  total  operating  expenses  (excluding  any 12b-1 fees,  taxes, interest,  brokerage  fees,  extraordinary  expenses and certain  insurance costs) from exceeding  0.70% of average daily net assets until such time as the waiver is discontinued.  The Fund's  Distributor has voluntarily agreed to waive a portion of the  Consultant  Class  12b-1 fee in order to prevent total 12b-1 plan expenses from exceeding 0.25% of average daily net assets.
     This waiver may be  discontinued  at any time.  The  following  table shows operating  expenses which are based on the most recently  completed  fiscal year and reflects the Manager's current fee waivers and payments.

-------------------------------------------------------------------------------------------------------
Fund operating expenses with                    CLASS                                    A   Consultant
voluntary expense cap in effect.                Management fees                      0.45%        0.45%
                                                Distribution and service (12b-1)
                                                fees                                  none        0.25%
                                                Other expenses                       0.25%        0.25%
                                                Total operating expenses             0.70%        0.95%
-------------------------------------------------------------------------------------------------------

(3)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                       4

How we manage the Fund

Our investment strategies
We invest primarily in short-term money market securities,  including securities issued or guaranteed by the U.S. government,  its agencies or instrumentalities,
asset-backed   securities   and  short-term   debt   instruments  of  banks  and
corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any
securities  with  an  effective   remaining  maturity  of  more  than  397  days
(approximately  13  months).  We may  shorten or  lengthen  the  Fund's  average maturity up to an average  maturity of 90 days based on our analysis of interest rate trends.

We intend to hold our investments until maturity,  but we may sell them prior to maturity in order to shorten or lengthen the average  maturity of the securities in the portfolio,  increase the yield,  maintain the quality of the portfolio or maintain a stable share value.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the objective without obtaining shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

Although the Fund primarily  invests in securities rated in the highest category by a nationally recognized statistical ratings organization (an "NRSRO"), it may invest up to 5% of its total assets in  securities  rated in the second  highest category by an NRSRO.

                                       5

How we manage the Fund (continued)

The securities we typically invest in
------------------------------------------------------- ----------------------------------------------------------------
Securities                                                                      How we use them
 ------------------------------------------------------- ---------------------------------------------------------------
Direct U.S. Treasury obligations include Treasury        We may invest without limit in U.S. Treasury securities.
bills, notes and bonds of varying maturities. U.S.      We would typically invest in Treasury bills or longer term
Treasury securities are backed by the "full faith and   Treasury securities whose remaining effective maturity is
credit" of the United States.                           less than 13 months.

-------------------------------------------------------- ---------------------------------------------------------------
Certificates of deposit and obligations of both U.S.     We may invest in certificates of deposit and obligations from
and foreign banks: Debt instruments issued by banks      banks that have assets of at least one billion dollars.
that pay interest.

Investments in foreign banks and overseas branches of
U.S. banks may be subject to less stringent
regulations and different risks than U.S. domestic
banks.

-------------------------------------------------------- ---------------------------------------------------------------
Corporate commercial paper and other corporate           We may invest in commercial paper and other corporate
obligations: Short-term debt obligations with            obligations rated in one of the two highest ratings categories
maturities ranging from 1 to 270 days, issued by         by at least two NRSROs.  The purchase of a security that does
companies.                                               not possess those ratings must be approved or ratified by the
                                                         Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money markets must comply.

-------------------------------------------------------- ---------------------------------------------------------------
Asset-backed securities: Bonds or notes backed by        We may invest without limit in asset-backed securities. We may
accounts receivable, including home equity, automobile   invest only in securities rated in the highest rating category
or credit loans.                                         by an NRSRO.

-------------------------------------------------------- ---------------------------------------------------------------
Repurchase agreements: An agreement between a buyer of   We may use repurchase agreements as a short-term investment
securities, such as the Fund, and a seller of            for the Fund's cash position. In order to enter into these
securities, in which the seller agrees to buy the        repurchase agreements, the Fund must have collateral of at
securities back within a specified time at the same      least 102% of the repurchase price.  The Fund will only enter
price the buyer paid for them, plus an amount equal to   into repurchase agreements in which the collateral is composed
an agreed upon interest rate.  Repurchase agreements     of U.S. government securities.
are often viewed as equivalent to cash.

-------------------------------------------------------- ---------------------------------------------------------------
Restricted securities: Privately placed securities       We may invest in privately placed securities, including those
whose resale is restricted under U.S. securities laws.   that are eligible for resale only among certain institutional buyers without registration, commonly known as "Rule 144A
                                                         Securities." Restricted securities that are determined to be illiquid may not exceed the Fund's 10% limit on illiquid
                                                         securities.

-------------------------------------------------------- ---------------------------------------------------------------
Illiquid securities: Securities that do not have a       We may invest up to 10% of the Fund's total assets in illiquid
ready market, and cannot be easily sold within seven     securities.
days at approximately the price that a fund has valued
them.
-------------------------------------------------------- ---------------------------------------------------------------

Borrowing from banks
The Fund may borrow money from banks as a temporary measure for extraordinary or emergency  purposes or to facilitate  redemptions.  The Fund will be required to pay  interest  to the  lending  banks  on the  amounts  borrowed.  As a  result, borrowing  money could  result in the Fund being  unable to meet its  investment objective. The Fund will not borrow money in excess of one-third of the value of its net assets.

                                       6

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks and  consider  the Fund in light of your  overall investment  plan. The table below  describes the principal risks you assume when investing in the Fund. Please see the Statement of Additional  Information (SAI)
for a further discussion of these risks and other risks not discussed here.

------------------------------------------------------- ----------------------------------------------------------------
                        Risks                                             How we strive to manage them

------------------------------------------------------- ----------------------------------------------------------------
Interest rate risk is the risk that securities will     Because the Fund invests exclusively in short-term securities,
decrease in value if interest rates rise.  The risk     interest rate changes are not a major risk to the value of its
is greater for bonds with longer maturities than for    portfolio.  However, a decline in interest rates would reduce
those with shorter maturities.                          the level of income provided by the Fund.

------------------------------------------------------- ----------------------------------------------------------------
Credit risk is the risk that there is the possibility   The Fund holds only high quality short-term securities.
that a bond's issuer (or an entity that insures the     Therefore, it is generally not subject to significant credit
bond) will be unable to make timely payments of         risk.
interest and principal.
                                                        We limit our investments to those that the Board of Trustees considers to be of high quality with minimal credit risks.  All investments must also meet the maturity, quality and
                                                        diversification standards that apply to taxable money market funds.

------------------------------------------------------- ----------------------------------------------------------------
Counterparty risk is the risk that the Fund may lose    We try to minimize this risk by considering the creditworthiness
money because a party that we contract with to buy or   of all parties before we enter into transactions with them.
sell securities fails to fulfill its side of the
agreement.                                              Where appropriate, we will also hold collateral from the
                                                        counterparties consistent with applicable regulations.

------------------------------------------------------- ----------------------------------------------------------------
Inflation risk is the risk that the return from your    The Fund is designed for short-term investment goals and
investments will be less than the increase in the       therefore may not outpace inflation over longer time periods.
cost of living due to inflation.                        For this reason, the Fund is not recommended as a primary
                                                        investment for people with long-term goals.
------------------------------------------------------- ----------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       7

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For these services,  the Fund paid the Manager a management fee, net of waivers, at an annual rate of 0.40% of its  average  daily net assets for the Fund's last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended September 30, 2005.

                                       8

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED
WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS
FUNDS]
                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     The Fund                       Brooklyn, NY 11245

                                   Distributor                               Service agent
                                   Delaware Distributors, L.P.               Delaware Service Company, Inc.
                                   2005 Market Street                        2005 Market Street
                                   Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055
Portfolio managers

                                                         Financial advisors

                                                            Shareholders

Board of Trustees  A mutual fund is governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial intermediary   wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent   Mutual fund companies employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the Distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       9

About your account

Investing in the Fund

You can choose from a number of share  classes for the Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Class A shares

o    Class A shares are available for purchase at net asset value.

o    Class A shares do not have an up-front sales charge.

o    Class A shares are not subject to 12b-1 fees.

o    Class A shares are not subject to a contingent deferred sales charge.

Consultant Class shares

o    Consultant  Class  shares  may be  purchased  through  financial  advisors, including  brokers,  financial  institutions and other entities that have a dealer  agreement with the Fund's  distributor or a service  agreement with the Fund.

o    Consultant Class shares do not have an up-front sales charge.

o    Consultant  Class shares are subject to an annual 12b-1 fee no greater than
     0.30%  (currently  waived not to exceed 0.25%) of average daily net assets.
     The 12b-1 fee is typically used to compensate  your  financial  advisor for the ongoing guidance and service he or she provides to you.

o    Consultant  Class  shares are not subject to a  contingent  deferred  sales charge.

                                       10

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

[GRAPHIC OMITTED: AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)  Funds   for   shares  of  other  Delaware  Investments(R) Funds.
Generally,  you may not exchange  different  classes of shares;  however you may exchange  between  the  Consultant  Class  and  Class  A  shares  of a  Delaware
Investments(R)Fund other than the Fund. To open an account by exchange, call the
Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100. If you are buying shares in an Individual  Retirement  Account (IRA) or
Roth IRA,  under the Uniform  Gifts to Minors Act, or the Uniform  Transfers  to
Minors Act; or through an  Automatic  Investing  Plan,  the minimum  purchase is
$250,  and you can make  additional  investments  of only $25. The minimum for a
Coverdell  Education  Savings  Account is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

                                       11

About your account (continued)

The Fund is offered for purchase,  redemption  and exchange at a stable price of
$1.00  per  share on each  business  day  that  the  Fund is  open.  The Fund is generally open on each business day that the New York Stock  Exchange  (NYSE) is open.  We strive to manage the value of the Fund's  securities  to stabilize the
Fund's net asset value (NAV) at $1.00 per share.  Although we make every  effort to maintain a stable price and NAV, there is no assurance that we will always be able to do so. We determine the Fund's NAV by  calculating  the value of all the securities and assets in the Fund's  portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares  outstanding.  We normally value the Fund's  portfolio  securities at amortized  cost,  which  approximates market cost.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time, you will pay that day's  closing  share price,  which is based on the Fund's NAV. If your order is received  after the close of regular  trading on the NYSE, you will pay the next business  day's  price.  A  business  day is any day  that  the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

Retirement  plans In addition to being an  appropriate  investment for your IRA,
Roth IRA and  Coverdell  Education  Savings  Account,  shares in the Fund may be suitable for group retirement  plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If  you  have  an  account in  the  same Delaware Investments(R) Fund as another member of your  household,  we are sending your household one copy of the Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish individual  materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor.  We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656.  All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

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By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

                                       12

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

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Through checkwriting
You may redeem shares by writing  checks of $500 or more.  Checks must be signed by all owners of the account  unless you indicate  otherwise on your  Investment
Application.  The  checkwriting  feature is not available for retirement  plans.
Also,  because  dividends are declared daily,  you may not close your account by writing a check.  When you write checks you are subject to bank  regulations and may be  subject  to a charge  if the  check  amount  exceeds  the  value of your account.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined  after we receive your request.  If we receive your request after the close  of  regular  trading  on the  NYSE,  you  will  receive  the  NAV as next determined on the next Business Day. We will send you a check, normally the next
Business Day, but no later than seven days after we receive your request to sell your  shares.  If you  purchased  your shares by check,  we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account  minimum  of  $1,000  ($250 for IRAs,  Uniform  Gifts to Minors  Act and
Uniform  Transfers to Minors Act accounts or accounts with  automatic  investing plans,  $500  for  Coverdell  Education  Savings  Accounts)  for  three  or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the  required  time,  you will be  charged  a $9 fee for that  quarter  and each quarter  after that until your  account  reaches  the minimum  balance.  If your account  does not reach the minimum  balance,  the Fund may redeem your  account after 60 days' written notice to you.

                                       13

About your account (continued)

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  may  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account  statements,  shareholder  reports and other fund materials online, in a secure internet environment, at any time, from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R) Web site that gives you access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R) Fund.  The  shares  that  you   purchase   through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. You may not reinvest  distributions in Class B or Class C shares of Delaware Investments(R) Funds.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments  Fund. If you exchange  shares to a fund that has a sales charge you will pay any  applicable  sales  charges on your new shares.  You do not pay sales  charges on shares that are  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the  fund's  prospectus  and read it  carefully  before  buying shares  through an  exchange.  We may refuse the  purchase  side of any exchange request,  if,  in the  Manager's  judgment,  the Fund  would be unable to invest effectively in accordance  with its investment  objectives and policies or would otherwise  potentially be adversely  affected.  Generally,  you may not exchange between  different  classes of shares;  however  you may  exchange  between  the
Consultant Class and Class A of any Delaware Investments(R) Fund.

                                       14

Special services
(continued)

Exchanges
(continued)

In  certain  circumstances,  Class A shares of funds  other than the Fund may be subject  to a  contingent  deferred  sales  charge  for  up to two  years  after purchase.  This would occur if the fund  normally had a front-end  sales charge, but the shares  were  purchased  without  paying a sales  charge and a financial advisor was paid a commission on the purchase. If you purchase Class A shares of another  fund in this  manner,  you may  exchange  them for shares of the Fund's
Class A or Consultant  Class.  You will not have to pay the contingent  deferred sales  charge  at the  time of the  exchange.  However,  you may have to pay the contingent  deferred sales if you later redeem your shares of the Fund's Class A or Consultant  Class or if you exchange them for shares of another fund and then redeem  those  shares.  The time that you are  invested  in the Fund will  count toward the fulfillment of the two-year holding period.

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone  request.  This service is not available for retirement plans,  except for purchases into IRAs.  MoneyLine has a minimum  transfer of $25 and a maximum transfer  of  $50,000.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The  contingent  deferred  sales charge for Class B and C Shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be  subject to the  applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

                                       15

About your account (continued)

Frequent trading of Fund shares
The  Board of  Trustees  of the  Trust  has not  adopted  on  behalf of the Fund policies and procedures  regarding  frequent  trading of Fund shares in light of the  short-term  nature  and high  liquidity  of the  securities  in the  Fund's portfolio.  The Fund reserves the right to refuse a purchase order if management of the Fund determines that the purchase may not be in the best interests of the
Fund.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As such, the
Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare  dividends  daily and  distribute all of its net investment  income, if any, to shareholders as dividends  monthly.  The Fund will also  distribute net capital  gains,  if any,  annually.  The amount of any distribution  will vary,  and there is no guarantee  the Fund will pay either an income dividend or a capital gain  distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying a Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

                                       16

Certain management considerations

Investments by fund of funds
The Fund accepts  investments from the funds within Delaware Foundation Funds, a fund of funds.  From time to time, the Fund may experience large  investments or redemptions due to allocations or rebalancings by Foundation Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do  so.  These  transactions  could  increase  transaction  costs  or  portfolio turnover.  The Manager will monitor  transactions  by Foundation  Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

                                       17

Financial highlights
The financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Cash Reserve Fund                                                                       Class A
                                                                                              Year Ended
                                                 3/31/06     3/31/05     3/31/04     3/31/03     3/31/02

Net asset value, beginning of period              $1.000      $1.000      $1.000      $1.000      $1.000

Income from investment operations:
Net investment income                              0.031       0.012       0.007       0.009       0.026
                                                 -------     -------     -------     -------     -------
Total from investment operations                   0.031       0.012       0.007       0.009       0.026
                                                 -------     -------     -------     -------     -------

Less dividends from:
Net investment income                            (0.031)     (0.012)     (0.007)     (0.009)     (0.026)
                                                 -------     -------     -------     -------     -------
Total dividends                                  (0.031)     (0.012)     (0.007)     (0.009)     (0.026)
                                                 -------     -------     -------     -------     -------

Net asset value, end of period                    $1.000      $1.000      $1.000      $1.000      $1.000
                                                 =======     =======     =======     =======     =======

Total return(1)                                    3.11%       1.21%       0.67%       0.92%       2.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $400,447    $436,552    $485,657    $538,469    $525,032
Ratio of expenses to average net assets            0.70%       0.56%       0.45%       0.76%       0.92%
Ratio of expenses to average net assets
prior to expense limitation and expenses
paid indirectly                                    0.75%       0.78%       0.93%       0.99%       0.92%
Ratio of net investment income to average
net assets                                         3.06%       1.17%       0.67%       0.91%       2.56%
Ratio of net investment income (loss) to
average net assets prior to expense
limitation and expenses paid indirectly            3.01%       0.95%       0.19%       0.68%       2.56%

(1)  Total  investment  return is based on the  change  in net asset  value of a share during the period and assumes  reinvestment of  distributions  at net asset value.  Total investment  return reflects waivers and payment of fees by the manager and distributor, as applicable.  Performance would have been lower had the expense limitation not been in effect.

Delaware Cash Reserve Fund                                                              Consultant Class
                                                                                              Year Ended
                                                 3/31/06     3/31/05     3/31/04     3/31/03     3/31/02

Net asset value, beginning of period              $1.000      $1.000      $1.000      $1.000      $1.000

Income from investment operations:
Net investment income                              0.028       0.010       0.004       0.007       0.023
                                                 -------     -------     -------     -------     -------
Total from investment operations                   0.028       0.010       0.004       0.007       0.023
                                                 -------     -------     -------     -------     -------

Less dividends from:
Net investment income                            (0.028)     (0.010)     (0.004)     (0.007)     (0.023)
                                                 -------     -------     -------     -------     -------
Total dividends                                  (0.028)     (0.010)     (0.004)     (0.007)     (0.023)
                                                 -------     -------     -------     -------     -------

Net asset value, end of period                    $1.000      $1.000      $1.000      $1.000      $1.000
                                                 =======     =======     =======     =======     =======

Total return(1)                                    2.85%       0.95%       0.42%       0.67%       2.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $18,816     $19,832     $32,328     $37,030     $34,614
Ratio of expenses to average net assets            0.95%      0.81%       0.70%        1.01%       1.17%
Ratio of expenses to average net assets
prior to expense limitation and expenses
paid indirectly                                    1.05%       1.08%       1.23%       1.24%       1.17%
Ratio of net investment income to average
net assets                                         2.81%       0.92%       0.42%       0.66%       2.31%
Ratio of net investment income (loss) to
average net assets prior to expense
limitation and expenses paid indirectly            2.71%       0.65%     (0.11%)       0.43%       2.31%

(1)  Total  investment  return is based on the  change  in net asset  value of a share during the period and assumes  reinvestment of  distributions  at net asset value.  Total investment  return reflects waivers and payment of fees by the manager and distributor, as applicable.  Performance would have been lower had the expense limitation not been in effect.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

                                       18

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  applicable  front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, minus any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

                                       19

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity  date.  A bond's  price  changes  prior to  maturity  and is typically inversely related to current interest rates. Generally,  when interest rates rise,  bond prices fall, and when interest  rates fall,  bond prices rise.
See Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial  advisor for investment  advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years.  An  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

                                       20

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Liquidity
The ease  with  which  an  investment  can be  converted  into  cash  without  a significant  loss of principal.  Money market funds are  considered to be highly liquid.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of the McGraw Hill Companies, Inc.
(S&P) and Fitch, Inc. (Fitch).

                                       21

Glossary (continued)

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

SEC (Securities and Exchange  Commission) Federal agency established by Congress to administer  the laws  governing the  securities  industry,  including  mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       22

Additional information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information  about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       23

Delaware
Investments(R)
A member of Lincoln Financial Group

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER

800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on  all  Delaware  Investments(R) Funds  seven days a week, 24 hours a day, use this Touch-Tone(R) ervice.

DELAWARE CASH RESERVE FUND SYMBOLS

                      CUSIP           Nasdaq
Class A               245910104       DCRXX

Consultant Class      245910203       N/A

Investment Company Act file number: 811-02806

P-008 [03/06] CGI 7/06                                  MF-06-06-054-PO-11139

Delaware Investments(R)
A member of Lincoln Financial Group

FIXED-INCOME

Prospectus        JULY 29, 2006

                  DELAWARE CASH RESERVE FUND
                  CLASS B o CLASS C

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

                                       1

Fund profile                                                     page 2
Delaware Cash Reserve Fund                                            2

How we manage the Fund                                          page 5
Our investment strategies                                            5
The securities we typically invest in                                6
The risks of investing in the Fund                                   7
Disclosure of portfolio holdings information                         7

Who manages the Fund                                            page 8
Investment manager                                                   8
Who's who?                                                           9

About your account                                             page 10
Investing in the Fund                                               10
How to buy shares                                                   14
Retirement plans                                                    15
Document delivery                                                   15
How to redeem shares                                                15
Account minimums                                                    16
Special services                                                    17
Frequent trading of Fund shares                                     19
Dividends, distributions and taxes                                  19
Certain management considerations                                   19

Financial highlights                                           page 20

Glossary                                                       page 22

Additional information                                         page 25

                                       1

Profile: Delaware Cash Reserve Fund

What is the Fund's goal?
Delaware  Cash  Reserve  Fund seeks to provide  maximum  current  income,  while preserving principal and maintaining liquidity. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware  Cash  Reserve  Fund invests in  short-term  money  market  securities, including securities issued or guaranteed by the U.S.  government,  its agencies or instrumentalities, asset-backed securities and short-term debt instruments of banks and corporations.

Delaware  Cash  Reserve  Fund is a money  market  fund.  A money  market fund is
designed  for  stability  of  principal;   consequently,  the  level  of  income
fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any instruments with an effective  remaining maturity of more than 397 calendar days
(approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity  in order to shorten or lengthen  the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

What are the main risks of investing in the Fund?
Delaware  Cash Reserve  Fund will be affected  primarily by declines in interest rates that would  reduce the income  provided by the Fund.  For a more  complete discussion of risk, please see "The risks of investing in the Fund" on page 7.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government  agency.  Although  the Fund  seeks  to  preserve  the  value of your investment  at $1 per share,  it is possible to lose money by  investing  in the
Fund.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund

o    Investors with short-term financial goals who seek current income.

o    Investors who do not want an investment  whose value may fluctuate over the short term.

o    Investors  seeking a short-term,  relatively  safe investment to complement more long-term investments in their portfolio.

o    Investors  who are using this Fund as a component of an overall  investment
     plan  that  includes   Class  B  or  Class  C  shares  of  other   Delaware
     Investments(R) Funds.

Who should not invest in the Fund

o    Investors with long-term financial goals.

o    Investors seeking relatively high current income.

o    Investors who are not already investing or planning to invest in Class B or
     Class C shares of other Delaware Investments(R) Funds.

                                       2

How has the Delaware Cash Reserve Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class B shares have varied over the past ten calendar  years,  as well as the average  annual returns of Class B and C shares for the one-year,  five-year and 10-year  periods.  The Fund's past performance  is not  necessarily  an  indication  of how it will  perform in the future.  The returns reflect  voluntary expense caps in effect during certain of these periods. The returns would be lower without the voluntary caps. Please see the footnotes on page 4 for additional  information  about the voluntary expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS B) ]

Year-by-year total return (Class B)

------------------------ -----------------------
2005                     1.84%
------------------------ -----------------------
2004                     0.41%
------------------------ -----------------------
2003                     0.11%
------------------------ -----------------------
2002                     0.18%
------------------------ -----------------------
2001                     2.56%
------------------------ -----------------------
2000                     4.74%
------------------------ -----------------------
1999                     3.38%
------------------------ -----------------------
1998                     3.71%
------------------------ -----------------------
1997                     3.80%
------------------------ -----------------------
1996                     3.59%
------------------------ -----------------------

As of June 30,  2006,  the Fund's  Class B had a  year-to-date  return of 1.54%.
During the periods  illustrated in this bar chart,  Class B's highest  quarterly return  was 1.24% for the  quarter  ended  September  30,  2000,  and its lowest quarterly return was 0.02% for the quarter ended June 30, 2003.

The maximum  Class B contingent  deferred  sales charge of 4%, which is normally deducted when you redeem shares,  is not reflected in the previous  paragraph or in the bar chart.  If this fee were  included,  the  returns  would be less than those shown.  The average annual returns shown in the table do include the sales charge.

                              Average annual returns for periods ending 12/31/05

--------------------------------------- ------------ ------------- -------------
                                          1 year       5 years       10 years
--------------------------------------- ------------ ------------- -------------
Class B (if redeemed)*                    (2.16%)    0.58%         2.54%
(Inception 5/2/94)
--------------------------------------- ------------ ------------- -------------
Class C (if redeemed)*
(Inception 12/29/95)                       0.84%     1.01%         2.42%
--------------------------------------- ------------ ------------- -------------

*    If shares were not redeemed, the returns for Class B would be 1.84%, 1.01%, and 2.54% for the one-year,  five-year and 10-year  periods,  respectively.
     Returns  for  Class C would be 1.84%,  1.01%  and  2.42% for the  one-year, five-year and 10-year periods, respectively.

Investors  interested in obtaining the 7-day yield for either class may call 800
523-1918.

                                       3

Profile: Delaware Cash Reserve Fund (continued)

What are the Fund's fees and expenses?         CLASS                                                   B                C
-------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from      Maximum sales charge (load) imposed on
your investment when you buy or sell           purchases as a percentage of offering price          none             none
shares of the Fund.                            Maximum contingent deferred sales charge
                                               (load) as a percentage of original purchase
                                               price or redemption price, whichever is l        4.00%(1)         1.00%(2)
                                               Maximum sales charge (load) imposed on
                                               reinvested dividends                                 none             none
                                               Redemption fees                                      none             none
-------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are             Management fees                                     0.45%            0.45%
deducted fromthe Fund's assets.                Distribution and service (12b-1) fees               1.00%            1.00%
                                               Other expenses                                      0.30%            0.30%
                                               Total operating expenses(3)                         1.75%            1.75%
-------------------------------------------------------------------------------------------------------------------------
This example is intended to help you           CLASS(4)           B(5)              B(5)              C                 C
compare the cost of investing in the Fund                                  (if redeemed)                    (if redeemed)
to the cost of investing in other mutual       1 year             $178              $578           $178              $278
funds with similar investment objectives.      3 years            $551              $826           $551              $551
We show the cumulative amount of Fund          5 years            $949            $1,174           $949              $949
expenses on a hypothetical investment of       10 years         $1,798            $1,798         $2,062            $2,062
$10,000 with an annual 5% return over the
time shown.(4) This example assumes that
the Fund's total operating expenses remain
unchanged in each of the periods we show
and does not reflect the Manager's
voluntary expense caps.  This is an
example only, and does not represent
future expenses, which may be greater or
less than those shown here.

(1)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(2)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(3)  The Manager has voluntarily  agreed to waive fees and pay expenses in order to prevent  total  operating  expenses  (excluding  any 12b-1 fees,  taxes, interest,  brokerage  fees,  extraordinary  expenses and certain  insurance costs) from exceeding  0.70% of average daily net assets until such time as the waiver is  discontinued.  The following table shows operating  expenses which are based on the most recently completed fiscal year and reflects the manager's current fee waivers and payments.

--------------------------------------------------------------------------------------------------
Fund operating expenses with                CLASS                                     B          C
voluntary expense cap in effect.            Management fees                       0.45%      0.45%
                                            Distribution and service (12b-1)
                                            fees                                  1.00%      1.00%
                                            Other expenses                        0.25%      0.25%
                                            Total operating expenses              1.70%      1.70%
--------------------------------------------------------------------------------------------------

(4)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(5)  The Class B example reflects the conversion of Class B shares to Consultant
     Class shares after eight years.  Information  for the ninth and tenth years reflects expenses of the Consultant Class.

                                       4

How we manage the Fund

Our investment strategies
We invest primarily in short-term money market securities,  including securities issued or guaranteed by the U.S. government,  its agencies or instrumentalities,
asset-backed   securities   and  short-term   debt   instruments  of  banks  and
corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any
securities  with  an  effective   remaining  maturity  of  more  than  397  days
(approximately  13  months).  We may  shorten or  lengthen  the  Fund's  average maturity up to an average  maturity of 90 days based on our analysis of interest rate trends.

We intend to hold our investments until maturity,  but we may sell them prior to maturity in order to shorten or lengthen the average  maturity of the securities in the portfolio,  increase the yield,  maintain the quality of the portfolio or maintain a stable share value.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the objective without obtaining shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

Although the Fund primarily  invests in securities rated in the highest category by a nationally recognized statistical ratings organization (an "NRSRO"), it may invest up to 5% of its total assets in  securities  rated in the second  highest category by an NRSRO.

                                       5

How we manage the Fund (continued)

The securities we typically invest in
-------------------------------------------------------------- ----------------------------------------------------------
Securities                                                           How we use them
-------------------------------------------------------------- ----------------------------------------------------------
 Direct U.S. Treasury obligations include Treasury bills,      We may invest without limit in U.S. Treasury
 notes and bonds of varying maturities. U.S. Treasury          securities.  We would typically invest in Treasury
 securities are backed by the "full faith and credit" of the   bills or longer term Treasury securities whose
 United States.                                                remaining effective maturity is less than 13 months.

-------------------------------------------------------------- ----------------------------------------------------------
Certificates of deposit and obligations of both U.S. and       We may invest in certificates of deposit and obligations
foreign banks: Debt instruments issued by banks that pay       from banks that have assets of at least one billion
interest.                                                      dollars.

Investments in foreign banks and overseas branches of U.S.
banks may be subject to less stringent regulations and
different risks than U.S. domestic banks.

-------------------------------------------------------------- ----------------------------------------------------------
Corporate commercial paper and other corporate obligations:    We may invest in commercial paper and other corporate
Short-term debt obligations with maturities ranging from 1     obligations rated in one of the two highest ratings
to 270 days, issued by companies.                              categories by at least two NRSROs.  The purchase of a
                                                               security that does not possess those ratings must be
                                                               approved or ratified by the Board of Trustees in
                                                               accordance with the maturity, quality and
                                                               diversification conditions with which taxable money
                                                               markets must comply.

-------------------------------------------------------------- ----------------------------------------------------------
Asset-backed securities: Bonds or notes backed by accounts     We may invest without limit in asset-backed securities.
receivable, including home equity, automobile or credit        We may invest only in securities rated in the highest
loans.                                                         rating category by an NRSRO.

-------------------------------------------------------------- ----------------------------------------------------------
Repurchase agreements: An agreement between a buyer of         We may use repurchase agreements as a short-term
securities, such as the Fund, and a seller of securities, in   investment for the Fund's cash position. In order to
which the seller agrees to buy the securities back within a    enter into these repurchase agreements, the Fund must
specified time at the same price the buyer paid for them,      have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.          price.  The Fund will only enter into repurchase
Repurchase agreements are often viewed as equivalent to        agreements in which the collateral is composed of U.S.
cash.                                                          government securities.

-------------------------------------------------------------- ----------------------------------------------------------
Restricted securities: Privately placed securities whose       We may invest in privately placed securities including
resale is restricted under U.S. securities laws.               those that are eligible for resale only among certain
                                                               institutional buyers without registrations commonly
                                                               known as "Rule 144A Securities." Restricted securities
                                                               that are determined to be illiquid may not exceed the
                                                               Fund's 10% limit on illiquid securities.

-------------------------------------------------------------- ----------------------------------------------------------
Illiquid securities: Securities that do not have a ready       We may invest up to 10% of the Fund's total assets in
market, and cannot be easily sold within seven days at         illiquid securities.
approximately the price that a fund has valued them.
-------------------------------------------------------------- ----------------------------------------------------------

Borrowing from banks
The Fund may borrow money from banks as a temporary measure for extraordinary or emergency  purposes or to facilitate  redemptions.  The Fund will be required to pay  interest  to the  lending  banks  on the  amounts  borrowed.  As a  result, borrowing  money could  result in the Fund being  unable to meet its  investment objective. The Fund will not borrow money in excess of one-third of the value of its net assets.

                                       6

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks and  consider  the Fund in light of your  overall investment  plan. The table below  describes the principal risks you assume when investing in the Fund. Please see the Statement of Additional  Information (SAI)
for a further discussion of these risks and other risks not discussed here.

------------------------------------------------------- -----------------------------------------------------------------
                        Risks                                              How we strive to manage them

------------------------------------------------------- -----------------------------------------------------------------
Interest rate risk is the risk that securities will     Because the Fund invests exclusively in short-term securities,
decrease in value if interest rates rise.  The risk     interest rate changes are not a major risk to the value of its
is greater for bonds with longer maturities than for    portfolio.  However, a decline in interest rates would reduce the
those with shorter maturities.                          level of income provided by the Fund.

------------------------------------------------------- -----------------------------------------------------------------
Credit risk is the risk that there is the possibility   The Fund holds only high quality short-term securities.
that a bond's issuer (or an entity that insures the     Therefore, it is generally not subject to significant credit risk.
bond) will be unable to make timely payments of
interest and principal.                                 We limit our investments to those that the Board of Trustees considers to be of high quality with minimal credit risks.  All investments must also meet the maturity, quality and
                                                        diversification standards that apply to taxable money market funds.

------------------------------------------------------- -----------------------------------------------------------------
Counterparty risk is the risk that the Fund may lose    We try to minimize this risk by considering the creditworthiness
money because a party that we contract with to buy or   of all parties before we enter into transactions with them.
sell securities fails to fulfill its side of the
agreement.                                              Where appropriate, we will also hold collateral from the
                                                        counterparties consistent with applicable regulations.

------------------------------------------------------- -----------------------------------------------------------------
Inflation risk is the risk that the return from your    The Fund is designed for short-term investment goals and
investments will be less than the increase in the       therefore may not outpace inflation over longer time periods.
cost of living due to inflation.                        For this reason, the Fund is not recommended as a primary
                                                        investment for people with long-term goals.
------------------------------------------------------- -----------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       7

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For these services,  the Fund paid the Manager a management fee, net of waivers, at an annual rate of 0.40% of its  average  daily net assets for the Fund's last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended September 30, 2005.

                                       8

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING  THE  VARIOUS  ORGANIZATION  INVOLVED  WITH
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     The Fund                       Brooklyn, NY 11245

                                   Distributor                               Service agent
                                   Delaware Distributors, L.P.               Delaware Service Company, Inc.
                                   2005 Market Street                        2005 Market Street
                                   Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055
Portfolio managers

                                                         Financial advisors

                                                            Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent   Mutual fund companies employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the Distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders   Like  shareholders  of  other companies, mutual fund shareholders have  specific  voting  rights.  Material  changes  in  the  terms  of a  fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       9

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Unlike shares of most money market funds, Delaware Cash Reserve Fund Class B and
C shares are subject to a contingent  deferred sales charge and relatively  high distribution and service fees.  Because of these costs, Class B and C shares are available  only to  investors  who  already  have  Class B and C shares of other
Delaware   Investments(R) Funds  and  want  a  temporary  defensive   investment
alternative.  They are also  available to  investors  who have chosen the Wealth
Builder  Option (see page 17) to exchange  their shares of Delaware Cash Reserve
Fund for Class B and C shares of other Delaware Investments(R) Funds.

Choosing a share class

Class B
o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.25%  during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year, and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent  deferred  sales  charge is  determined,  please see  "Waiver of
     Contingent Deferred Sales Charges" below for further information.

o    Under certain  circumstances,  the contingent  deferred sales charge may be waived; please see the Statement of Additional Information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares and Consultant Class shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Consultant  Class  shares  with a 12b-1  fee of no more than
     0.30%.  Conversion  may  occur as late as three  months  after  the  eighth anniversary  of  purchase,  during  which time Class B's higher  12b-1 fees apply.

o    You may  purchase  up to  $100,000  of Class B shares at any one time.  The limitation on maximum purchases varies for retirement plans.

                                       10

Class C
o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares and Consultant shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay  distribution  fees for the sales and  distribution  of its shares.  Because these fees are paid out of the  Fund's  assets on an  ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

Calculation  of  Contingent  Deferred  Sales  Charges  -  Class  B and  Class  C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount equal to the lesser of the net asset value at the time the shares being  redeemed were  purchased or the net asset value of those shares at the time of redemption.  No contingent  deferred sales charge will be imposed on increases  in net asset  value  above the  initial  purchase  price,  nor will a contingent  deferred sales charge be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at  purchase of Class B Shares or Class C Shares of a Fund,  even if
those   shares   are   later   exchanged   for   shares  of   another   Delaware
Investments(R) Fund. In the event of an exchange  of the shares,  the "net asset value of such shares at the time of  redemption"  will be the net asset value of the shares that were acquired in the exchange.

                                       11

About your account (continued)

Waivers of Contingent Deferred Sales Charges

--------------------------------------------------------- ----------------------------------------
                                                                          Share Class
--------------------------------------------------------- ------------------- --------------------
Category                                                          B                      C
--------------------------------------------------------- ------------------- --------------------
Redemptions in accordance with a Systematic Withdrawal            X                      X
Plan, provided the annual amount selected to be
withdrawn under the Plan does not exceed 12% of the
value of the account on the date that the Systematic
Withdrawal Plan was established or modified.
--------------------------------------------------------- ------------------- --------------------
Redemptions that result from the Fund's right to                  X                      X
liquidate a shareholder's account if the aggregate net
asset value of the shares held in the account is less
than the then-effective minimum account size.
--------------------------------------------------------- ------------------- --------------------
Distributions to participants or beneficiaries from a             X                Not available.
retirement plan qualified under section 401(a) of the
Internal Revenue Code of 1986, as amended (the "Code").
--------------------------------------------------------- ------------------- --------------------
Redemptions pursuant to the direction of a participant            X                Not available.
or beneficiary of a retirement plan qualified under
section 401(a) of the Code with respect to that
retirement plan.
--------------------------------------------------------- ------------------- --------------------
Periodic distributions from an individual retirement              X                      X
account (i.e., IRA, ROTH IRA, Coverdell IRA, SIMPLE
IRA, SAR/SEP or SEP/IRA) or a qualified plan*
(403(b)(7) plan, 457 Deferred Compensation Plan, Profit
Sharing Plan, Money Purchase Plan or 401(k) Defined
Contribution Plan) not subject to a penalty under
Section 72(t)(2)(A) of the Code or a hardship or
unforeseen emergency provision in the qualified plan as
described in Treas. Reg.ss.1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.
--------------------------------------------------------- ------------------- --------------------
Returns of Excess Contributions due to any regulatory             X                      X
limit from an individual retirement account (i.e., IRA,
ROTH IRA, Coverdell IRA, SIMPLE IRA, SAR/SEP or
SEP/IRA) or a qualified plan (403(b)(7) plan, 457
Deferred Compensation Plan, Profit Sharing Plan, Money
Purchase Plan or 401(k) Defined Contribution Plan).
--------------------------------------------------------- ------------------- --------------------
Distributions by other employee benefit plans to pay              X                Not available.
benefits.
--------------------------------------------------------- ------------------- --------------------
Systematic withdrawals from a retirement account or               X                      X
qualified plan that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency provision in the
qualified plan* as described in Treas. Reg.
ss.1.401(k)-1(d)(2) and Section 457(d)(3) of the Code.
The systematic withdrawal may be pursuant to Delaware
Investments(R) Funds' Systematic Withdrawal Plan or a
systematic withdrawal permitted by the Code.

--------------------------------------------------------- ------------------- --------------------

                                       12

Waivers of Contingent Deferred Sales Charges (continued)

--------------------------------------------------------- ----------------------------------------
                                                                          Share Class
--------------------------------------------------------- ------------------- --------------------
Category                                                          B                      C
--------------------------------------------------------- ------------------- --------------------
Distributions from an account of a redemption resulting           X                      X
from the death or disability (as defined in Section
72(t)(2)(A) of the Code) of a registered owner or a
registered joint owner occurring after the purchase of
the shares being redeemed.  In the case of accounts
established under the Uniform Gifts to Minors Act or
Uniform Transfers to Minors Act or trust accounts, the
waiver applies upon the death of all beneficial owners.
--------------------------------------------------------- ------------------- --------------------
Redemptions by certain legacy retirement assets that              X                      X
meet the requirements set forth in the SAI.
--------------------------------------------------------- ------------------- --------------------
Redemptions by the classes of shareholders who are                X                Not available.
permitted to purchase shares at net asset value,
regardless of the size of the purchase.
--------------------------------------------------------- ------------------- --------------------

*    Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments(R) Funds'   Web  site  at   www.delawareinvestments.com.   Additional
information on sales charges can be found in the SAI.

                                       13

About your account (continued)

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

[GRAPHIC OMITTED: AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

                                       14

How to buy shares (continued)

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform  Transfers  to Minors Act; or through an  Automatic
Investing  Plan,  the  minimum  purchase  is $250,  and you can make  additional investments of only $25. The minimum for a Coverdell  Education  Savings Account is $500.  The minimums vary for retirement  plans other than IRAs,  Roth IRAs or
Coverdell Education Savings Accounts.

The Fund is offered for purchase,  redemption  and exchange at a stable price of
$1.00  per  share on each  business  day  that  the  Fund is  open.  The Fund is generally open on each business day that the New York Stock  Exchange  (NYSE) is open.  We strive to manage the value of the Fund's  securities  to stabilize the
Fund's net asset value (NAV) at $1.00 per share.  Although we make every  effort to maintain a stable price and NAV, there is no assurance that we will always be able to do so. We determine the Fund's NAV by  calculating  the value of all the securities and assets in the Fund's  portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares  outstanding.  We normally value the Fund's  portfolio  securities at amortized  cost,  which  approximates market cost.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time, you will pay that day's  closing  share price,  which is based on the Fund's NAV. If your order is received  after the close of regular  trading on the NYSE, you will pay the next business  day's  price.  A  business  day is any day  that  the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If  you  have  an  account  in  the  same Delaware Investments(R)Fund as another member of your  household,  we are sending your household one copy of the Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish individual  materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor.  We will begin sending you individual copies of these documents 30 days after receiving your request.

About your account (continued)

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656.  All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

                                       15

About your account (continued)

How to redeem shares (continued)

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the close of  regular  trading  on the NYSE,  you will  receive  the NAV as next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account  minimum  of  $1,000  ($250 for IRAs,  Uniform  Gifts to Minors  Act and
Uniform  Transfers to Minors Act accounts or accounts with  automatic  investing plans,  $500  for  Coverdell  Education  Savings  Accounts)  for  three  or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the  required  time,  you will be  charged  a $9 fee for that  quarter  and each quarter  after that until your  account  reaches  the minimum  balance.  If your account  does not reach the minimum  balance,  the Fund may redeem your  account after 60 days' written notice to you.

                                       16

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  may  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account  statements,  shareholder  reports and other fund materials online, in a secure internet environment, at any time, from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R) Web site that gives you access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R) Fund.  The  shares  that  you   purchase   through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class  in  another  Delaware Investments(R) Fund  without  paying  a  contingent deferred sales charge at the time of the exchange.  When exchanging  Class B and
Class C shares of one fund for the same class of shares in other funds, your new shares  will be  subject to the same  contingent  deferred  sales  charge as the shares you originally purchased.  The holding period for the contingent deferred sales  charge will also  remain the same,  with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase side of any exchange  request,  if, in the
Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment  objectives and policies or would  otherwise  potentially be adversely affected.

                                       17

Abbout your account (continued)

Special services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone  request.  This service is not available for retirement plans,  except for purchases into IRAs.  MoneyLine has a minimum  transfer of $25 and a maximum transfer  of  $50,000.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Services  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our  Systematic  Withdrawal  Plans you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The  contingent  deferred  sales charge for Class B and C Shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be subjected to the applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

                                       18

Frequent trading of Fund shares
The  Board of  Trustees  of the  Trust  has not  adopted  on  behalf of the Fund policies and procedures  regarding  frequent  trading of Fund shares in light of the  short-term  nature  and high  liquidity  of the  securities  in the  Fund's portfolio.  The Fund reserves the right to refuse a purchase order if management of the Fund determines that the purchase may not be in the best interests of the
Fund.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As such, the
Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare  dividends  daily and  distribute all of its net investment  income, if any, to shareholders as dividends  monthly.  The Fund will also  distribute net capital  gains,  if any,  annually.  The amount of any distribution  will vary,  and there is no guarantee  the Fund will pay either an income dividend or a capital gain  distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for  shares of a different Delaware Investments(R) Fund  is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds
The Fund accepts  investments from the funds within Delaware Foundation Funds, a fund of funds.  From time to time, the Fund may experience large  investments or redemptions due to allocations or rebalancings by Foundation Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do  so.  These  transactions  could  increase  transaction  costs  or  portfolio turnover.  The Manager will monitor  transactions  by Foundation  Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

                                       19

Financial information

Financial highlights
The financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Cash Reserve Fund
                                                                                 Class B

                                                                                                           Year Ended
                                                                                                                 3/31
                                                          2006          2005          2004          2003         2002
Net asset value, beginning of period                    $1.000        $1.000        $1.000        $1.000       $1.000

Income from investment operations:
Net investment income                                    0.022         0.007         0.001         0.002        0.016
                                                         -----         -----         -----         -----        -----
Total from investment operations                         0.022         0.007         0.001         0.002        0.016
                                                         -----         -----         -----         -----        -----

Less dividends from:
Net investment income                                  (0.022)       (0.007)       (0.001)       (0.002)      (0.016)
                                                       -------       -------       -------       -------      -------
Total dividends                                        (0.022)       (0.007)       (0.001)       (0.002)      (0.016)
                                                       -------       -------       -------       -------      -------

Net asset value, end of period                          $1.000        $1.000        $1.000        $1.000       $1.000
                                                        ======        ======        ======        ======       ======

Total return(1)                                          2.21%         0.70%         0.11%         0.16%        1.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $9,807       $17,755       $21,783       $37,025      $25,744
Ratio of expenses to average net assets                  1.55%         1.06%         1.02%         1.51%        1.92%
Ratio of expenses to average net assets prior to
expense limitation and expenses paid indirectly          1.75%         1.78%         1.93%         1.99%        1.92%
Ratio of net investment income to average net
assets                                                   2.21%         0.67%         0.10%         0.16%        1.56%
Ratio of net investment income (loss) to average
net assets prior to expense limitation and
expenses paid indirectly                                 2.01%       (0.05%)       (0.81%)       (0.32%)        1.56%

(1)  Total  investment  return is based on the  change  in net asset  value of a share during the period and assumes  reinvestment of dividends at net asset value and does not reflect the impact of a sales charge.  Total  investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                                                                             Class C

                                                                                                      Year Ended 3/31
                                                          2006          2005          2004          2003         2002
Net asset value, beginning of period                    $1.000        $1.000        $1.000        $1.000       $1.000

Income from investment operations:
Net investment income                                    0.022         0.007         0.001         0.002        0.016
                                                         -----         -----         -----         -----        -----
Total from investment operations                         0.022         0.007         0.001         0.002        0.016
                                                         -----         -----         -----         -----        -----

Less dividends from:
Net investment income                                  (0.022)       (0.007)       (0.001)       (0.002)      (0.016)
                                                       -------       -------       -------       -------      -------
Total dividends                                        (0.022)       (0.007)       (0.001)       (0.002)      (0.016)
                                                       -------       -------       -------       -------      -------

Net asset value, end of period                          $1.000        $1.000        $1.000        $1.000       $1.000
                                                        ======        ======        ======        ======       ======

Total return(1)                                          2.21%         0.70%         0.11%         0.16%        1.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $5,353        $9,734       $10,293       $10,424       $7,084
Ratio of expenses to average net assets                  1.55%         1.06%         1.02%         1.51%        1.92%
Ratio of expenses to average net assets prior to
expense limitation and expenses paid indirectly          1.75%         1.78%         1.93%         1.99%        1.92%
Ratio of net investment income to average net
assets                                                   2.21%         0.67%         0.10%         0.16%        1.56%
Ratio of net investment income (loss) to average
net assets prior to expense limitation and
expenses paid indirectly                                 2.01%       (0.05%)       (0.81%)       (0.32%)        1.56%

(1)  Total  investment  return is based on the  change  in net asset  value of a share during the period and assumes  reinvestment of  distributions  at net asset  value  and does not  reflect  the  impact of a sales  charge.  Total investment  return reflects  waivers and payment of fees by the manager and distributor,  as  applicable.  Performance  would  have been  lower had the expense limitation not been in effect.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable fee waivers,  exclude  contingent  deferred sales charges, and assume the shareholder has reinvested all dividends.

                                       20

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, minus any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

                                       21

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity  date.  A bond's  price  changes  prior to  maturity  and is typically inversely related to current interest rates. Generally,  when interest rates rise,  bond prices fall, and when interest  rates fall,  bond prices rise.
See Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years.  An  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

                                       22

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Liquidity
The ease  with  which  an  investment  can be  converted  into  cash  without  a significant  loss of principal.  Money market funds are  considered to be highly liquid.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of the McGraw-Hill Companies, Inc.
(S&P) and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

                                       23

Glossary (continued)

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       24

Additional information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information  about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       25

Delaware Investments(R)
A member of Lincoln Financial Group

Contact information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER

800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

DELAWARE CASH RESERVE FUND SYMBOLS

                 CUSIP
Class B          245910302

Class C          245910401

Investment Company Act file number: 811-02806

PR - 055 [03/06] CGI 07/06               MF - 06-06-055 PO11140

                       STATEMENT OF ADDITIONAL INFORMATION
                                  July 29, 2006

                           DELAWARE GROUP CASH RESERVE
                           Delaware Cash Reserve Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

                   Prospectus and Performance: 1-800 523-1918

      Information on Existing Accounts: 1-800 523-1918 (Shareholders only)

              Dealer Services: 1-800 362-7500 (Broker/dealers only)

     This  Statement of Additional  Information  ("Part B") describes  shares of
Delaware  Cash Reserve Fund (the  "Fund"),  which is a series of Delaware  Group
Cash Reserve  (the  "Trust").  The Fund offers  Class A Shares,  Class B Shares,
Class C  Shares  and  Consultant  Class  Shares  (individually,  a  "Class"  and collectively,  the "Classes").  All references to shares "shares" in this Part B refer to all  classes  of shares of the Fund  except  where  noted.  The  Fund's investment  manager  is  Delaware  Management  Company,  a  series  of  Delaware
Management Business Trust (the "Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
Prospectuses for the Fund, each dated July 29, 2006, as they may be amended from time to time.  This Part B should  be read in  conjunction  with the  applicable
Prospectus.  This Part B is not  itself a  prospectus  but is, in its  entirety, incorporated by reference into the Prospectuses. A Prospectus may be obtained by writing or calling your  investment  dealer or by contacting the Fund's national distributor,  Delaware  Distributors,  L.P.  (the  "Distributor"),  at the above address or by calling the above phone numbers. The Fund's financial  statements, the notes  relating  thereto,  the  financial  highlights  and the report of the
Trust's  independent  registered  public  accounting  firm are  incorporated  by reference  from the  Annual  Report  into this Part B. The  Annual  Report  will accompany  any  request  for this Part B. The  Annual  Report  can be  obtained, without charge, by calling 1-800 523-1918.

------------------------------------------------------------------------------------------------------

----------------------------------------------- ------ --------------------------------------- -------
                                                Page                                            Page
----------------------------------------------- ------ --------------------------------------- -------
Organization and Classification                   1    Investment Plans                          23
----------------------------------------------- ------ --------------------------------------- -------
Investment Objectives, Restrictions                    Determining Offering Price and Net
and Policies                                      1    Asset Value                               27
----------------------------------------------- ------ --------------------------------------- -------
Investment Strategies and Risks                   4    Redemption and Exchange                   28
----------------------------------------------- ------ --------------------------------------- -------
Disclosure of Portfolio Holdings Information      7    Distributions and Taxes                   34
----------------------------------------------- ------ --------------------------------------- -------
Management of the Trust                           8    Performance Information                   38
----------------------------------------------- ------ --------------------------------------- -------
Investment Manager and Other Service Providers   13    Financial Statements                      38
----------------------------------------------- ------ --------------------------------------- -------
Trading Practices and Brokerage                  16    Principal Holders                         38
----------------------------------------------- ------ --------------------------------------- -------
Capital Structure                                18    Appendix A - Description of Ratings      A-1
----------------------------------------------- ------ --------------------------------------- -------
Purchasing Shares                                18
----------------------------------------------- ------ --------------------------------------- -------

----------------------------------------------- ------ --------------------------------------- -------

--------------------------------------------------------------------------------
                         ORGANIZATION AND CLASSIFICATION
--------------------------------------------------------------------------------

Organization
     The Trust was originally organized as a Pennsylvania business trust in 1983 and  was  reorganized  as a  Maryland  corporation  in  1990  and as a  Delaware statutory  trust in 1999. In connection with the  re-domestication  of the Trust from a Maryland corporation to a Delaware statutory trust, the name of Trust was changed from Delaware  Group Cash Reserve,  Inc. to Delaware  Group Cash Reserve
effective December 15, 1999.

Classification
     The  Trust  is  an  open-end  management  investment  company.  The  Fund's portfolio of assets is diversified  as defined by the Investment  Company Act of
1940, as amended (the "1940 Act"), and Rule 2a-7 under the 1940 Act.

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES
--------------------------------------------------------------------------------

Investment Objectives
     The Fund's  investment  objectives are described in the  Prospectuses.  The
Fund's  investment  objectives are  non-fundamental,  and may be changed without shareholder approval. However, the Board of Trustees must approve any changes to non-fundamental  investment  objectives  and the Fund will  notify  shareholders prior to a material change in the Fund's objectives.

Fundamental Investment Restrictions
     The Trust has adopted the following  restrictions for the Fund which cannot be  changed  without  approval  by the  holders  of a  "majority"  of the Fund's outstanding shares,  which is a vote by the holders of the lesser of: (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the  outstanding  voting  securities  are present or represented  by  proxy;  or  (ii)  more  than  50%  of  the  outstanding  voting securities.  The  percentage  limitations  contained  in  the  restrictions  and policies set forth herein apply at the time of purchase of securities.

     The Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed  by the U.S.  government,  its agencies or  instrumentalities,  or in certificates of deposit.  In addition,  the Fund may concentrate its investments in bankers' acceptances of banks with over one billion dollars in assets or bank holding  companies whose securities are rated A-2 or better by Standard & Poor's
("S&P") or P-2 or better by Moody's Investors Service, Inc. ("Moody's").

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from investing in issuers which invest,

                                       1

deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restrictions
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectuses, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         The Fund may not:

     1.  Operate as a "fund of funds" which  invests  primarily in the shares of other  investment  companies as permitted by Section  12(d)(1)(F)  or (G) of the
1940 Act,  if its own  shares are  utilized  as  investments  by such a "fund of funds." However, the Fund is permitted to invest in other investment  companies, including  open-end,  closed-end or unregistered  investment  companies,  either within  the  percentage  limits  set  forth in the 1940  Act,  any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar transaction.

     2.  Invest  more than 15% of its net assets in  securities  which it cannot sell or dispose  of in the  ordinary  course of  business  within  seven days at approximately the value at which the Fund has valued the investment.

     3. Invest more than 20% of its assets in securities other than money market instruments as defined above.

     4. Borrow  money in excess of  one-third of the value of its net assets and then only as a temporary  measure for  extraordinary  purposes or to  facilitate redemptions.  The Fund has no intention  of  increasing  its net income  through borrowing.  Any  borrowing  will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required.  In the event that such asset coverage shall at any time fall below 300%,  the Fund shall,  within three days  thereafter  (not including
Sunday or holidays) or such longer  period as the SEC may prescribe by rules and regulations,  reduce the  amount of its  borrowings  to such an extent  that the asset  coverage of such  borrowings  shall be at least  300%.  The Fund will not pledge  more  than  10% of its net  assets.  The  Fund  will  not  issue  senior securities as defined in the 1940 Act, except for notes to banks.

     5. Sell securities short or purchase securities on margin.

     6. Write or purchase put or call options.

     7.  Underwrite the  securities of other  issuers,  except that the Fund may acquire portfolio  securities under  circumstances  where, if the securities are later publicly offered or sold by the Fund, it might be deemed an

                                       2

underwriter  for purposes of the 1933 Act. Not more than 10% of the value of the
Fund's  net  assets  at the  time  of  acquisition  will  be  invested  in  such securities.

     8. Purchase or sell commodities or commodity contracts.

     9.  Purchase or sell real estate,  but this shall not prevent the Fund from investing  in  securities  secured  by real  estate  or  interests  therein,  or securities issued by companies which invest in real estate or interests therein.

     10. Make loans to other persons  except by the purchase of  obligations  in which the Fund is authorized to invest and to enter into repurchase  agreements.
Not more than 10% of the Fund's  total  assets will be  invested  in  repurchase agreements maturing in more than seven days and in other illiquid assets.

     11. Invest more than 5% of the value of its assets in the securities of any one issuer (other than obligations  issued or guaranteed by the U.S.  government or federal  agencies) or acquire more than 10% of the voting  securities of such an issuer.  Where  securities  are issued by one  entity but are  guaranteed  by another,  "issuer"  shall not be deemed to include the  guarantor so long as the value of all  securities  owned by the Fund which have been issued or guaranteed by that guarantor does not exceed 10% of the value of the Fund's assets.

     12. Purchase more than 10% of the  outstanding  securities of any issuer or invest in companies for the purpose of exercising control.

     13. Invest in securities of other investment companies,  except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     14.  Invest more than 25% of its total assets in any  particular  industry, except that the Fund may invest  more than 25% of the value of its total  assets in  obligations  issued or  guaranteed by the U.S.  government,  its agencies or instrumentalities,  certificates  of deposit and bankers'  acceptances  of banks with  over one  billion  dollars  in  assets  or bank  holding  companies  whose securities are rated A-2 or better by S&P or P-2 or better by Moody's.

     15.  Retain in its  portfolio  securities  issued by an issuer any of whose officers,  trustees or security  holders is an officer or trustee of the Fund or of the investment manager of the Fund if after the purchase of the securities of such  issuer  by the  Fund  one or  more  of  such  officers  or  trustees  owns beneficially  more than 1/2 of 1% of the  shares or  securities  or both of such issuer and such officers and trustees  owning more than 1/2 of 1% of such shares or  securities  together  own  beneficially  more  than  5% of  such  shares  or securities.

     16. Invest funds of the Fund in the  securities  of companies  which have a record of less than three years'  continuous  operation if such  purchase at the time thereof  would cause more than 5% of the Fund's total assets to be invested in the  securities of such company or companies.  Such period of three years may include the operation of any  predecessor  company or companies,  partnership or individual  enterprise  if the  company  whose  securities  are  proposed  as an investment  for funds of the Fund has come  into  existence  as the  result of a merger,  consolidation,  reorganization  or the purchase of substantially all of the assets of such predecessor company or companies,  partnerships or individual enterprises.

     17. Invest in direct interests in oil, gas or other mineral  exploration or development programs.

     18.  Invest more than 25% of its assets in foreign  banks  except that this limitation  shall not apply to United States branches of foreign banks which are subject to the same regulation as United States banks or to foreign  branches of
United  States  banks  where  such a bank is liable for the  obligations  of the branch.

                                       3

     Although not a fundamental investment restriction,  the Fund currently does not invest its assets in real estate limited partnerships.

     In applying the Fund's policy on concentration:  (i) utility companies will be divided  according to their  services,  for example,  gas, gas  transmission, electric  and  telephone  will each be  considered  a  separate  industry;  (ii)
financial  service  companies  will be classified  according to the end users of their services,  for example,  automobile finance,  bank finance and diversified finance  will each be  considered  a separate  industry;  and (iii) asset backed securities will be classified  according to the underlying  assets securing such securities.

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The  Prospectuses   discuss  the  Fund's  investment   objectives  and  the
strategies followed to seek to achieve that objective.  The following discussion supplements the description of the Fund's  investment  strategies and risks that are included in the Prospectuses.

Asset-Backed Securities
     The Fund may  also  invest  in  securities  which  are  backed  by  assets, including, but not limited to, receivables on home equity loans, commercial real estate loans,  credit card loans,  manufacturing  housing loans,  small business loans, and automobile,  mobile home, and recreational  vehicle loans,  wholesale dealer floor plans and leases.  All such securities must be rated in the highest category  by a  reputable  credit  rating  agency  (e.g.,  AAA  by S&P or Aaa by
Moody's). Such receivables typically are securitized in either a pass-through or a pay-through structure. Pass-through securities represent an ownership interest in the underlying  assets and provide investors with an income stream consisting of both  principal and interest  payments in respect of the  receivables  in the underlying  pool. The holders of pass-through  securities bear directly the risk of any  defaults  by the  obligors on the  underlying  assets not covered by any credit support.  Pay-through securities are debt obligations issued usually by a special purpose entity,  which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt  obligations  issued.  The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

     The rate of principal payment on asset-backed  securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of  payments  may be affected by economic  and  various  other  factors  such as changes in interest rates. Therefore,  the yield may be difficult to predict and actual  yield to  maturity  may be more or less  than the  anticipated  yield to maturity.  Such  asset-backed  securities  also  involve  certain  other  risks, including  the risk that  security  interests  cannot be  adequately  or in many cases,  ever,  established.  In addition,  with respect to credit card loans,  a number of state and federal  consumer  credit laws give debtors the right to set off certain amounts owed on the credit cards,  thereby  reducing the outstanding balance.  In the case of automobile loans,  there is a risk that the holders may not have either a proper or first  security  interest in all of the  obligations backing  the  receivables  due to the large  number of  vehicles  involved  in a typical  issuance  and  technical  requirements  under  state  laws.  Therefore, recoveries  on  repossessed  collateral  may not always be  available to support payments on the securities.

     Asset-backed  securities are often backed by a pool of assets  representing the  obligations  of a number of  different  parties.  To lessen  the  effect of failures by obligors on underlying assets to make payments,  such securities may have credit  support  supplied by a third party or derived from the structure of the  transaction.  Such credit support falls into two categories:  (i) liquidity protection,  and (ii) protection  against losses resulting from ultimate default by an obligor on the underlying assets.

     Liquidity protection refers to the provision of advances,  generally by the entity  administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely.  Protection  against losses resulting from ultimate  default  enhances the likelihood of payments of the  obligations on at least some of the

                                       4

assets  in the  pool.  Such  protection  may  be  provided  through  guarantees, insurance  policies or letters of credit  obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such  approaches.  The Fund will not pay any additional  fees for such credit  support,  although the existence of credit support may increase the price of a security.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over-collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided for each issue is generally based on historical  information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those  anticipated  could adversely  affect the return on an investment in such issue.

Money Market Instruments
     The types of money market instruments that the Fund may purchase include:

     U.S.  Government  Securities:  Securities  issued or guaranteed by the U.S.
government, including Treasury Bills, Notes and Bonds.

     U.S.  Government  Agency  Securities:  Obligations  issued or guaranteed by agencies or  instrumentalities  of the U.S.  government whether supported by the full faith and credit of the U.S.  Treasury or the credit of a particular agency or instrumentality.

     Bank Obligations:  Certificates of deposit,  bankers' acceptances and other short-term  obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable  quality,  provided each such bank combined with its branches has total assets of at least one billion  dollars.  Any  obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and  obligations  of  overseas  branches  of U.S.  banks are subject to somewhat
different   regulations  and  risks  than  those  of  U.S.  domestic  banks.  In particular,  a foreign country could impose exchange  controls which might delay the release of proceeds from that country.  Such deposits are not covered by the
Federal  Deposit  Insurance   Corporation.   Because  of  conflicting  laws  and
regulations,  an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. The Fund will buy only short-term instruments of banks in nations where these risks are minimal.  The Fund will consider  these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only  acquire  those  which,  in the opinion of  management,  are of an investment  quality  comparable to other debt securities  bought by the Fund. In addition,  the Fund is subject to certain maturity,  quality and diversification conditions  applicable  to taxable  money  market  funds.  Thus,  at the time of purchase a bank  obligation or, as relevant,  its issuer must be rated in one of the two  highest  rating  categories  (e.g.  A-2 or better by  Standard & Poor's
("S&P") and P-2 or better by Moody's Investors Service,  Inc. ("Moody's")) by at
least two  nationally-recognized  statistical  rating  organizations or, if such security  or, as  relevant,  its  issuer is not so rated,  the  purchase  of the security  must be approved  or  ratified by the Board of Trustees in  accordance with the maturity,  quality and  diversification  conditions  with which taxable money market funds must comply.

     Commercial Paper: The Fund may invest in short-term promissory notes issued by corporations if at the time of purchase,  such security or, as relevant,  its issuer,  is rated in one of the two  highest  rating  categories  (e.g.,  A-2 or
better   by  S&P   and   P-2  or   better   by   Moody's)   by  at   least   two
nationally-recognized  statistical rating organizations approved by the Board of
Trustees or, if such security is not so rated, the purchase of the security

                                       5

must be approved or  ratified  by the Board of Trustees in  accordance  with the maturity, quality and diversification conditions with which taxable money market funds must comply.

     Short-term  Corporate Debt: The Fund may invest in corporate  notes,  bonds and  debentures if at the time of purchase,  such security or, as relevant,  its issuer, is rated in one of the two highest rating categories (e.g., AA or better by S&P and Aa or  better  by  Moody's)  by at  least  two  nationally-recognized statistical rating  organizations  approved by the Board of Trustees or, if such security  is not so rated,  the  purchase  of the  security  must be approved or ratified by the Board of Trustees in accordance  with the maturity,  quality and diversification  conditions  with which  taxable money market funds must comply.
Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues.

     Repurchase  Agreements:  Instruments  under which  securities are purchased from a bank or  securities  dealer with an agreement by the seller to repurchase the securities.  The Fund may use repurchase  agreements which are at least 102%
collateralized by U.S. government securities.  Under a repurchase agreement, the purchaser  acquires ownership of the security but the seller agrees, at the time of sale,  to repurchase it at a mutually  agreed-upon  time and price.  The Fund will take custody of the  collateral  under  repurchase  agreements.  Repurchase agreements may be construed to be  collateralized  loans by the purchaser to the seller secured by the securities  transferred.  The resale price is in excess of the purchase  price and  reflects an  agreed-upon  market rate  unrelated to the coupon rate or maturity of the purchased  security.  Such transactions afford an opportunity  for the Fund to invest  temporarily  available cash on a short-term basis.  The Fund's risk is limited to the  seller's  ability to buy the security back at the  agreed-upon  sum at the  agreed-upon  time,  since  the  repurchase agreement  is  secured  by the  underlying  obligation.  Should  such an  issuer
default,   the  investment   manager   believes  that,   barring   extraordinary
circumstances,  the Fund will be entitled to sell the  underlying  securities or otherwise  receive  adequate  protection  for its  interest in such  securities,
although   there  could  be  a  delay  in  recovery.   The  Fund  considers  the
creditworthiness  of the  bank  or  dealer  from  whom it  purchases  repurchase agreements.  The Fund will monitor such transactions to assure that the value of the underlying  securities subject to repurchase agreements is at least equal to the  repurchase  price.  The  underlying  securities  will be  limited  to those described above.

     The  ratings of S&P,  Moody's and other  rating  services  represent  their opinion as to the quality of the money market  instruments  which they undertake to rate. It should be emphasized,  however, that ratings are general and are not absolute  standards  of quality.  These  ratings are the  initial  criteria  for selection of portfolio  investments,  but the Fund will further  evaluate  these securities. See "Appendix A - Description of Ratings" below.

Rule 144A Securities
     The Fund may invest in restricted securities, including securities eligible for resale without  registration  pursuant to Rule 144A ("Rule 144A Securities")
under  the 1933  Act.  Rule 144A  permits  many  privately  placed  and  legally restricted  securities to be freely traded among  certain  institutional  buyers such as the Fund.  The Fund may  invest no more than 10% of the value of its net assets in illiquid securities,  including repurchase agreements maturing in more than seven days.

     While  maintaining  oversight,  the Board of Trustees has  delegated to the
Manager the day-to-day  function of determining  whether or not individual  Rule
144A  Securities  are  liquid for  purposes  of the  Fund's  10%  limitation  on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security:  (i)
the  frequency of trades and trading  volume for the  security;  (ii) whether at least three  dealers are willing to purchase or sell the security and the number of potential purchasers;  (iii) whether at least two dealers are making a market in the  security;  and (iv) the  nature of the  security  and the  nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

                                       6

     If the Manager  determines  that a Rule 144A Security  which was previously determined  to be liquid is no  longer  liquid  and,  as a  result,  the  Fund's holdings of illiquid  securities  exceed the Fund's 10% limit on  investments in such  securities,  the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     The Trust has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after thirty  calendar days have passed.  The Trust posts a list of the Fund's portfolio  holdings  monthly, with a 30 day lag,  on the  Fund's  Web  site,  www.delawareinvestments.com.  In addition,  on a 10 day lag, the Trust also makes  available a month-end  summary listing of the number of the Fund's  securities,  country and asset allocations, and top ten securities and sectors by percentage of holdings for the Fund.  This information  is available  publicly to any and all  shareholders  free of charge once posted on the Web site by calling 1-800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Fund's  shares,  are  generally  treated  similarly  and are not provided  with  the  Fund's  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the  Fund are provided  with the Fund's  portfolio  holdings  only to the extent  necessary to perform services under  agreements  relating to the Fund. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Fund's independent registered public accounting firm, the Fund's custodian,  the Fund's legal counsel,  the Fund's financial printer and the Fund's proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed agreements ("Non-Disclosure Agreements") with the Fund or the Manager may receive  portfolio  holdings  information  more quickly than the 30 day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Fund's  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither  the Fund,  the  Manager  nor any  affiliate  receive  any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Fund's Chief Compliance Officer prior to such use.

     The Trust's Board of Trustees will be notified of any substantial change to the foregoing  procedures.  The Board of Trustees also receives an annual report from the Trust's Chief Compliance Officer which,  among other things,  addresses the operation of the Trust's  procedures  relating to its policy  concerning the disclosure of portfolio holdings information.

                                       7

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware  Investments(R)  family of funds (each a
"Delaware  Investments(R)  Fund"  and  together,  the  "Delaware  Investments(R)
Funds").  As of July 1, 2006, the Trust's  officers and Trustees owned less than
1% of the  outstanding  shares of the Fund.  The Trust's  Trustees and principal officers are noted below along with their ages and their business experience for the past five  years.  The  Trustees  serve for  indefinite  terms  until  their resignation, death or removal.

---------------------- ------------------ ---------------- -------------------------------- ------------ -------------------
                                                                                              Number of
                                                                                             Portfolios
                                                                                              in Fund
                                                                                              Complex
                                                                Principal Occupation(s)       Overseen     Other Directorships
Name, Address and       Position(s) Held   Length of Time                During               by Trustee     Held by Trustee/
Birthdate               with the Trust        Served                  Past 5 Years            or Officer   Director or Officer
---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
Interested Trustees
---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
Jude T. Driscoll(2)        Chairman,         5 Years -       Mr. Driscoll has served in         87               None
2005 Market Street      President, Chief     Executive      various executive capacities
Philadelphia, PA 19103     Executive          Officer      at different times at Delaware
                          Officer and                              Investments(1)
March 10, 1963              Trustee          2 Years -
                                              Trustee
---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
Independent Trustees
---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
Thomas L. Bennett           Trustee         Since March          Private Investor -             87               None
2005 Market Street                           23, 2005          (March 2004 - Present)
Philadelphia, PA 19103
                                                                Investment Manager -
October 4, 1947                                                 Morgan Stanley & Co.
                                                             (January 1984 - March 2004)

---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
John A. Fry                 Trustee           4 Years                President -                87            Director -
2005 Market Street                                           Franklin & Marshall College                   Community Health
Philadelphia, PA 19103                                          (June 2002 - Present)                          Systems

May 28, 1960                                                 Executive Vice President -
                                                             University of Pennsylvania
                                                              (April 1995 - June 2002)

---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
Anthony D. Knerr            Trustee          12 Years        Founder/Managing Director -        87               None
2005 Market Street                                           Anthony Knerr & Associates
Philadelphia, PA 19103                                         (Strategic Consulting)
                                                                  (1990 - Present)
December 7, 1938

---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
Lucinda S. Landreth         Trustee         Since March      Chief Investment Officer -         87               None
2005 Market Street                           23, 2005              Assurant, Inc.
Philadelphia, PA 19103                                               (Insurance)
                                                                    (2002 - 2004)
June 24, 1947
---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
Ann R. Leven                Trustee          16 Years      Treasurer/Chief Fiscal Officer       87        Director and Audit
2005 Market Street                                           -- National Gallery of Art                       Committee
Philadelphia, PA 19103                                              (1994 - 1999)                           Chairperson -
                                                                                                             Andy Warhol
November 1, 1940                                                                                              Foundation

                                                                                                          Director and Audit
                                                                                                          Committee Member -
                                                                                                            Systemax Inc.
---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------

                                       8

---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
Thomas F. Madison           Trustee          11 Years         President/Chief Executive         87            Director -
2005 Market Street                                          Officer - MLM Partners, Inc.                    Banner Health
Philadelphia, PA 19103                                       (Small Business Investing &
                                                                     Consulting)                              Director -
February 25, 1936                                             (January 1993 - Present)                    CenterPoint Energy

                                                                                                          Director and Audit
                                                                                                          Committee Member -
                                                                                                          Digital River Inc.

                                                                                                          Director and Audit
                                                                                                          Committee Member -
                                                                                                          Rimage Corporation

                                                                                                              Director -
                                                                                                         Valmont Industries,
                                                                                                                 Inc.

---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
Janet L. Yeomans            Trustee           6 Years              Vice President               87               None
2005 Market Street                                            (January 2003 - Present)
Philadelphia, PA 19103                                              and Treasurer
                                                              (January 2006 - Present)
July 31, 1948                                                      3M Corporation

                                                            Ms. Yeomans has held various
                                                             management positions at 3M
                                                               Corporation since 1983.

---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
J. Richard Zecher           Trustee         Since March               Founder -                 87        Director and Audit
2005 Market Street                           23, 2005            Investor Analytics                       Committee Member -
Philadelphia, PA 19103                                            (Risk Management)                       Investor Analytics
                                                                (May 1999 - Present)
July 3, 1940                                                                                              Director and Audit
                                                                                                          Committee Member -
                                                                                                            Oxigene, Inc.

--------------------- ------------------ ---------------- -------------------------------- ------------ -------------------

                                                                                              Number of
                                                                                             Portfolios
                                                                                              in Fund
                                                                                              Complex
                                                                Principal Occupation(s)       Overseen     Other Directorships
Name, Address and       Position(s) Held   Length of Time                During              by Trustee     Held by Trustee/
Birthdate               with the Trust        Served                 Past 5 Years            or Officer   Director or Officer
---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
Officers
---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
Michael P. Bishof         Senior Vice          Chief          Mr. Bishof has served in          87             None(3)
2005 Market Street       President and       Financial      various executive capacities
Philadelphia, PA 19103  Chief Financial    Officer since   at different times at Delaware
                            Officer        February 17,              Investments
August 18, 1962                                2005

---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
David F. Connor         Vice President,   Vice President    Mr. Connor has served as Vice       87             None(3)
2005 Market Street      Deputy General         since        President and Deputy General
Philadelphia, PA 19103    Counsel and      September 21,         Counsel at Delaware
                           Secretary         2000 and          Investments since 2000
December 2, 1963                             Secretary
                                           since October
                                             25, 2005
---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------

                                       9

---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
David P. O'Connor         Senior Vice       Senior Vice      Mr. O'Connor has served in         87             None(3)
2005 Market Street        President,        President,       various executive and legal
Philadelphia, PA 19103  General Counsel       General       capacities at different times
                        and Chief Legal     Counsel and        at Delaware Investments
February 21, 1966           Officer         Chief Legal
                                           Officer since
                                            October 25,
                                               2005
---------------------- ------------------ ---------------- -------------------------------- ------------ ---------------------
John J. O'Connor          Senior Vice        Treasurer       Mr. O'Connor has served in         87             None(3)
2005 Market Street       President and    since February    various executive capacities
Philadelphia, PA 19103     Treasurer         17, 2005      at different times at Delaware
                                                                     Investments
June 16, 1957

------------------------------------------------------------------------------------------------------------------------------

(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trust's  Manager, principal underwriter and transfer agent.

(2)  Mr. Driscoll is considered to be an "Interested  Trustee"  because he is an executive officer of the Trust's Manager and principal underwriter.

(3)  Messrs.  Bishof,  Connor, David P. O'Connor and John J. O'Connor also serve in similar  capacities  for the six  portfolios  of the Optimum Fund Trust, which have the same Manager,  principal  underwriter  and transfer agent as the Trust.  Mr.  John J.  O'Connor  also serves in a similar  capacity  for
     Lincoln Variable  Insurance  Products Trust,  which has the same investment manager as the Trust.

------------------------------------------------------------------------------------------------------------------------------

     The following is additional information regarding investment  professionals affiliated with the Trust.

Name, Address and          Position(s) Held with the        Length of          Principal Occupation(s) During
Birthdate                          Fund                    Time Served                  Past 5 Years
----------------------- -------------------------------- ---------------- -------------------------------------

Cynthia Isom             Vice President and Portfolio        19 Years          Ms. Isom has served in various
2005 Market Street                  Manager                                 capacities at different times at
Philadelphia, PA 19103                                                            Delaware Investments

January 23, 1954

     The following  table shows each  Trustee's  ownership of shares of the Fund and of all Delaware Investments(R) Funds as of December 31, 2005.

-------------------- --------------------- -------------------------------------
                                             Aggregate Dollar Range of Equity
                                               Securities in All Registered
                       Dollar Range of        Investment Companies Overseen
                       Equity Securities              by Trustee in
Name                     in the Fund         Family of Investment Companies
-------------------- --------------------- -------------------------------------
Jude T. Driscoll             None                     Over $100,000
-------------------- --------------------- -------------------------------------
Thomas L. Bennett            None                        None
-------------------- --------------------- -------------------------------------
John A. Fry(1)               None                     Over $100,000
-------------------- --------------------- -------------------------------------
Anthony D. Knerr             None                   $10,001 - $50,000
-------------------- --------------------- -------------------------------------
Lucinda S. Landreth          None                   $10,001-$50,000
-------------------- --------------------- -------------------------------------
Ann R. Leven                 None                     Over $100,000
-------------------- --------------------- -------------------------------------
Thomas F. Madison            None                   $10,001 - $50,000
-------------------- --------------------- -------------------------------------
Janet L. Yeomans             None                   $50,001 - $100,000
-------------------- --------------------- -------------------------------------
J. Richard Zecher            None                   $10,001-$50,000

(1)  As of December  31,  2005,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be invested in the Fund.  Mr. Fry held no shares if the Fund outside of the
     Plan as of December 31, 2005.

     The following  table describes the aggregate  compensation  received by the
Trustees  from the Trust and the total  compensation  received from all Delaware
Investments(R) Funds for which he or she serves as a Trustee

                                       10

or  Director  for the fiscal year ended March 31, 2006 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for  Trustees/Directors as of March 31, 2006. Only the Trustees of the Trust who
are not  "interested  persons"  as  defined  by the 1940  Act (the  "Independent
Trustees") receive compensation from the Fund.

------------------- ---------------- -------------------- ------------------- -------------------
                                                                               Total Compensation
                                          Pension or                           from the Investmen
                        Aggregate    Retirement Benefits    Estimated Annual      Companies in
                      Compensation    Accrued as Part of     Benefits Upon          Delaware
Trustee(1)           from the Trust     Fund Expenses          Retirement        Investments(2)
------------------- ---------------- -------------------- ------------------- -------------------
Thomas L. Bennett        $2,754              None               $80,000             $134,167
------------------- ---------------- -------------------- ------------------- -------------------
John A. Fry(3)           $2,887              None               $80,000             $127,057
------------------- ---------------- -------------------- ------------------- -------------------
Anthony D. Knerr         $2,782              None               $80,000             $135,267
------------------- ---------------- -------------------- ------------------- -------------------
Lucinda S. Landreth      $2,782              None               $80,000             $135,267
------------------- ---------------- -------------------- ------------------- -------------------
Ann R. Leven             $3,228              None               $80,000             $160,133
------------------- ---------------- -------------------- ------------------- -------------------
Thomas F. Madison        $3,027              None               $80,000             $147,500
------------------- ---------------- -------------------- ------------------- -------------------
Janet L. Yeomans         $2,754              None               $80,000             $134,167
------------------- ---------------- -------------------- ------------------- -------------------
J. Richard Zecher        $2,705              None               $80,000             $131,667
-------------------------------------------------------------------------------------------------

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five  continuous  years,  is  entitled to receive payments from each investment company in the Delaware Investments(R) family for which he or she serves as  Trustee/Director  for a period  equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal,  on an annual  basis,  to the amount of the annual  retainer that is paid to  Trustees/Directors  of each investment company at the time of such person's retirement.  If an eligible  Trustee/Director  retired as of March
     31,  2006,  he or she would be entitled  to annual  payments  totaling  the amounts noted above, in the aggregate, from all of the investment companies in the  Delaware  Investments(R) family for  which  he or she  serves  as a
     Trustee/Director,  based  on the  number  of  investment  companies  in the
     Delaware Investments(R) family as of that date.

(2)  Each  Independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of $80,000  for  serving as a  Trustee/  Director  for all 32 investment companies in the Delaware Investments(R) family, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from  all  investment  companies  in the  complex.  Members  of  the  Audit
     Committee  receive  additional  compensation  of $2,500  for each  meeting.
     Members  of the  Nominating  and  Corporate  Governance  Committee  receive additional  compensation  of $1,700  for each  meeting.  In  addition,  the chairpersons of the Audit and Nominating  Committees each receive an annual retainer of $15,000. The Lead/Coordinating Trustee/Director of the Delaware
     Investments(R) Funds receives an additional retainer of $35,000.

(3)  In addition to this  compensation,  for the 12-month  period ended on March
     31, 2006, Mr. Fry received $13,709 in professional  fees from the Trust for services provided to the Trust's Board.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held four meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members. The committee also monitors the

                                       11

performance of counsel for the Independent Trustees. The committee will consider shareholder  recommendations for nomination to the Board of Trustees only in the event  that there is a vacancy  on the  Board.  Shareholders  who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee,
c/o  Delaware   Investments(R) Funds  at  2005  Market   Street,   Philadelphia,
Pennsylvania 19103.  Shareholders should include appropriate  information on the background and  qualifications of any person  recommended  (e.g., a resume),  as well as the  candidate's  contact  information  and a written  consent  from the candidate to serve if nominated  and elected.  Shareholder  recommendations  for nominations  to the  Board  will  be  accepted  on an  ongoing  basis  and  such recommendations  will be kept on file for consideration  when there is a vacancy on the Board. The committee consists of the following four Independent Trustees:
John A. Fry, Chairman;  Anthony D. Knerr; Lucinda S. Landreth;  and Ann R. Leven
(ex-officio).  The committee  held five meetings  during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held five meetings during the Trust's last fiscal year.

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the Fund's financial intermediary wholesaler) have adopted Codes of Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act,  which govern  personal  securities  transactions.  Under the Codes of Ethics,  persons
subject  to  the  Codes  are   permitted   to  engage  in  personal   securities
transactions,  including  securities  that may be purchased or held by the Fund, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Fund has  formally  delegated  to the  Manager  the ability to make all proxy voting decisions in relation to portfolio  securities held by the Fund. If and when proxies  need to be voted on behalf of the Fund,  the Manager will vote such  proxies  pursuant  to  its  Proxy  Voting  Policies  and  Procedures  (the
"Procedures").  The  Manager  has  established  a Proxy  Voting  Committee  (the
"Committee")  which is responsible  for  overseeing  the Manager's  proxy voting process for the Fund.  One of the main  responsibilities  of the Committee is to review and approve the  Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements  on behalf  of the Fund and other  clients  of the  Manager  and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for the Fund,  ISS will  create a record  of the  vote.  By no later  than
August 31 of each year,  information  (if any)  regarding  how the Manager voted proxies  relating  to  Fund's  portfolio  securities  during  the most  recently completed 12-month period ended June 30 is available without charge: (i) through the Fund's website at www.delawareinvestments.com; and (ii) on the SEC's website at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Fund.

                                       12

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Fund.  Some  examples  of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to equity-based  compensation  plans are generally  determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

     Because the Fund has delegated proxy voting to the Manager, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures  regarding this matter.  However, the Manager does  have a  section  in its  Procedures  that  addresses  the  possibility  of conflicts of interest.  Most proxies which the Manager receives on behalf of the
Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined  Procedures, it normally will not be necessary for the Manager to make an actual  determination of how to vote a particular proxy,  thereby largely eliminating  conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS's recommendation,  the
Committee  will first assess the issue to see if there is any possible  conflict of interest  involving  the Manager or affiliated  persons of the Manager.  If a member of the  Committee  has actual  knowledge of a conflict of  interest,  the
Committee  will  normally use another  independent  third party to do additional research on the particular proxy issue in order to make a recommendation  to the
Committee  on how to vote the  proxy  in the best  interests  of the  Fund.  The
Committee  will  then  review  the proxy  voting  materials  and  recommendation provided by ISS and the  independent  third party to  determine  how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes investment management services to the Fund, subject to the supervision and  direction  of the Trust's  Board of  Trustees.  The Manager  also  provides investment  management  services  to all of the  other  Delaware  Investments(R)
Funds.  Affiliates of the Manager also manage other investment  accounts.  While investment decisions for the Fund are made independently from those of the other funds and accounts,  investment  decisions for such other funds and accounts may be made at the same time as investment  decisions for the Fund. The Manager pays the salaries of all Trustees,  officers and employees  who are  affiliated  with both the Manager and the Trust.

     The  Manager  and  its   predecessors   have  been  managing  the  Delaware
Investments(R) Funds  since  1938.  As of March 31,  2006,  the  Manager  and its affiliates within Delaware Investments were managing in the aggregate in excess of $120  billion  in assets in  various  institutional  or  separately  managed, investment company and insurance  accounts.  The Manager is a series of Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. ("DMH"). DMH is an indirect subsidiary, and subject to the ultimate control, of Lincoln National Corporation ("Lincoln"). Lincoln, with headquarters in Philadelphia,  Pennsylvania,  is a diversified organization with operations  in  many  aspects  of the  financial  services  industry,  including insurance and investment management.  Delaware Investments is the marketing name for DMH and its  subsidiaries.  The  Manager  and its  affiliates  own the  name
"Delaware Group." Under certain circumstances,  including the termination of the
Trust's advisory relationship with the Manager or its distribution  relationship with the  Distributor,  the Manager and its affiliates  could cause the Trust to remove the words "Delaware Group" from its name.

                                       13

     The Fund's Investment  Management  Agreement is dated December 15, 1999 and was approved by the initial shareholder on that date. The Investment  Management
Agreement  had an initial term of two years and may be renewed each year so long as such renewal and continuance are  specifically  approved at least annually by the  Board  of  Trustees  or by vote of a  majority  of the  outstanding  voting securities  of the Fund,  and only if the terms of and the renewal  thereof have been  approved  by the vote of a majority  of the  Independent  Trustees  of the
Trust, who are not parties thereto or interested persons of any such party, cast in person at a meeting  called for the purpose of voting on such  approval.  The
Investment Management Agreement is terminable without penalty on 60 days' notice by the  trustees  of the  Fund  or by the  Manager.  The  Investment  Management
Agreement will terminate automatically in the event of its assignment.

     As compensation for the services  rendered under the Investment  Management
Agreement,  the Fund shall pay the Manager on an annual basis a  management  fee equal to:  0.45% on the first $500  million  of average  daily net assets of the
Fund, 0.40% on the next $500 million, 0.35% on the next $1,500 million and 0.30%
on assets in excess of $2.5 billion.

     For the fiscal years ended March 31, 2004, 2005 and 2006, the Fund paid the following investment management fees:  $2,670,633;  $1,159,889;  and $2,101,527, respectively.

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreement and the Distributor under the Distribution  Agreement,  the
Fund is  responsible  for all of its own expenses.  Among others,  such expenses include  the  Fund's  proportionate  share of certain  administrative  expenses;
investment  management  fees;  transfer and dividend  disbursing fees and costs;
accounting   services;   custodian   expenses;   federal  and  state  securities
registration  fees;  proxy costs;  and the costs of preparing  prospectuses  and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094,  serves as the national distributor of the
Trust's  shares  under a  Distribution  Agreement  dated  April  19,  2001.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The Distributor has agreed to use its best efforts to sell shares of the Fund. See the Prospectus for information on how to invest.
Shares of the Fund are offered on a continuous  basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the
Distributor or the Trust.  The Distributor  also serves as national  distributor for the  other  Delaware  Investments(R) Funds. The Board of  Trustees  annually reviews fees paid to the Distributor.

     For the fiscal years ended March 31, 2004,  2005 and 2006, the  Distributor received  CDSC  payments  in the  amount  of  $228,611,  $146,604  and  $79,299, respectively, with respect to Class B Shares.

     For the fiscal years ended March 31, 2004,  2005 and 2006, the  Distributor
received   CDSC   payments  in  the  amount  of  $13,704,   $6,162  and  $3,213,
respectively, with respect to Class C Shares.

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Fund's  financial  intermediary  wholesaler  pursuant  to a Second
Amended and Restated  Financial  Intermediary  Distribution  Agreement  with the
Distributor dated August 21, 2003. LFD shall: (i) promote the sale of the Fund's
shares  through   broker/dealers,   financial   advisors  and  other   financial
intermediaries (collectively, "Financial Intermediaries"); (ii) create messaging and packaging for certain  non-regulatory  sales and marketing materials related to the Fund; and (iii) produce such non-regulatory sales and marketing materials related to the Fund. The address of LFD is 2001 Market Street, Philadelphia,  PA
19103-7055.  The rate of compensation,  which is calculated and paid monthly, to
LFD for the sales of shares of the retail Delaware Investments(R) Funds

                                       14

(excluding  the shares of  Delaware  VIP  Trust,  money  market  funds and house accounts and shares redeemed within 30 days of purchase) is a non-recurring  fee equal to the amount shown below:

---------------------------------------------------- ------------------------
                                                      Basis Points on Sales
---------------------------------------------------- ------------------------
Retail Mutual Funds (Class A, B and C Shares)                 0.50%
---------------------------------------------------- ------------------------
Merrill Lynch Connect Program                                 0.25%
---------------------------------------------------- ------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                               0.45%
---------------------------------------------------- ------------------------
Citigroup Global Capital Markets, Inc. (formerly
Salomon Smith Barney) and Delaware International
Value Equity Fund Class I Shares                                 0%
---------------------------------------------------- ------------------------

     In addition to the  non-recurring fee set forth above, the Distributor pays
LFD a fee at the annual rate set forth below of the average  daily net assets of
Fund shares of the Delaware  Investments(R) Funds outstanding  and  beneficially owned by shareholders  through  Financial  Intermediaries,  including those Fund shares sold before the date of the Distribution Agreement.

  ----------------------------------------------------- ------------------------
                                                         Basis Points on Sales
  ----------------------------------------------------- ------------------------
  Retail Mutual Funds (including shares of money
  market funds and house accounts  and shares
  redeemed within 30 days of purchase)                          0.04%
  ----------------------------------------------------- ------------------------
  Merrill Lynch Connect Program                                    0%
  ----------------------------------------------------- ------------------------
  Registered Investment Advisors and                            0.04%
  H.D. Vest Institutional Classes
  ----------------------------------------------------- ------------------------
  Citigroup Global Capital Markets, Inc. (formerly
  Salomon Smith Barney) and Delaware International
  Value Equity Fund Class I Shares                              0.04%
  ----------------------------------------------------- ------------------------

     The fees associated  with LFD's services to the Fund are borne  exclusively by the Distributor and not by the Fund.

Transfer Agent
     Delaware Service Company, Inc., which is an affiliate of the Manager and is located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the Fund's shareholder  servicing,  dividend  disbursing  and transfer agent (the "Transfer
Agent") pursuant to a Shareholders  Services Agreement dated April 19, 2001. The
Transfer Agent is an indirect subsidiary of DMH and, therefore,  of Lincoln. The
Transfer  Agent also acts as  shareholder  servicing,  dividend  disbursing  and transfer  agent for other  Delaware Investments(R) Funds.  The Transfer Agent is paid a fee by the Fund for providing these services  consisting of an annual per account  charge of $23.10 for each open and closed  account on its  records  and each  account  held on a  sub-accounting  system  maintained  by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

     The Fund  has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption  orders on the behalf of the Fund. For purposes of pricing,  the Fund will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Services Company,  Inc. also provides  accounting  services to the
Fund pursuant to a separate Fund Accounting  Agreement.  Those services  include performing all functions related to calculating the Fund's

                                       15

NAV and  providing  all  financial  reporting  services,  regulatory  compliance testing  and other  related  accounting  services.  For its  services,  Delaware
Services  Company,  Inc.  is paid a fee  based  on  total  assets  of all of the
Delaware  Investments(R) Funds for which it provides such  accounting  services.
Such fee is equal to 0.04%  multiplied  by the  total  amount  of  assets in the complex for which Delaware Services Company, Inc. furnishes accounting services.
The fees are charged to the Fund and the other Delaware  Investments(R) Funds on an aggregate pro rata basis.

Custodian
     JPMorgan Chase Bank ("JPMorgan"),  4 Chase Metrotech Center,  Brooklyn,  NY
11245,  is custodian of the Fund's  securities  and cash.  As custodian  for the
Fund, JPMorgan maintains a separate account or accounts for the Fund;  receives, holds and releases  portfolio  securities  on account of the Fund;  receives and disburses  money on behalf of the Fund;  and collects  and  receives  income and other payments and distributions on account of the Fund's portfolio securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager selects broker/dealers to execute transactions on behalf of the
Fund  for the  purchase  or sale of  portfolio  securities  on the  basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who will provide best execution for the Fund. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness  and  reliability  of execution,  the  confidentiality  and placement accorded the order and other factors  affecting the overall benefit  obtained by the  account on the  transaction.  Some trades are made on a net basis where the
Fund  either  buys  securities  directly  from the  dealer or sells  them to the dealer. In these instances, there is no direct commission charged but there is a spread (the  difference  between the buy and sell price) which is the equivalent of a commission.  When a commission is paid, the Fund pays reasonable  brokerage commission rates based upon the professional  knowledge of the Manager's trading department as to rates paid and charged for similar transactions  throughout the
securities  industry.  In  some  instances,   the  Fund  pays  a  minimal  share
transaction cost when the transaction presents no difficulty.

     During the past three fiscal years, the Fund paid no brokerage commissions.

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Fund's Investment Management  Agreement,  higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and research  services  than to broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided.  Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Fund

                                       16

paying higher  commissions,  the Manager  believes that the commissions  paid to such  broker/dealers are not, in general,  higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  that  generate  commissions  or  their  equivalent  are allocated to broker/dealers  who provide daily portfolio pricing services to the
Fund and to  other  Delaware  Investments(R) Funds.  Subject to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During the fiscal year ended March 31, 2006,  none of the Fund's  portfolio transactions were directed to broker/dealers for brokerage and research services provided.

     As of March 31, 2006,  the Fund did not hold any  securities of its regular
broker/dealers,   as  defined  in  Rule  10b-1  under  the  1940  Act,  or  such broker/dealers' parents.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain,  it is the opinion of the Manager and the Trust's Board of Trustees that the  advantages  of combined  orders  outweigh  the  possible  disadvantages  of separate transactions.

     Consistent with the National  Association of Securities Dealers,  Inc. (the
"NASD"),  and subject to seeking  best  execution,  the Manager may place orders with  broker/dealers  that have agreed to defray  certain Fund  expenses such as custodian fees.

                                       17

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
     The Trust  currently  has  authorized,  and  allocated to each Class of the
Fund, an unlimited  number of shares of  beneficial  interest with no par value.
All  shares  are,  when  issued  in  accordance  with the  Trust's  registration statement (as it may be amended from time to time),  governing  instruments  and applicable  law, fully paid and  non-assessable.  Shares do not have  preemptive rights. All shares of the Fund represent an undivided  proportionate interest in the assets of the Fund. As a general  matter,  shareholders  of Classes may vote only on matters affecting their respective Class, including the Rule 12b-1 Plans of the Consultant Class, Class B and C Shares that relate to the Class of shares that they hold.  However,  Class B Shares may vote on any  proposal  to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to
Consultant Class Shares. Except for the foregoing, each share Class has the same voting  and other  rights  and  preferences  as the other  Classes  of the Fund.
General  expenses  of the Fund  will be  allocated  on a pro  rata  basis to the classes  according to asset size,  except that  expenses of the Rule 12b-1 Plans relating to the Consultant  Class,  Class B and Class C Shares will be allocated solely to those Classes.

     On August 16, 1999,  Cash Reserve A Class (which was known as Delaware Cash
Reserve A Class,  and known as the Delaware  Cash Reserve Class from May 1992 to
May 1994 and the original  class prior to May 1992) changed its name to Delaware
Cash Reserve Fund A Class;  Cash  Reserve  Consultant  Class (which was known as
Delaware  Cash  Reserve  Consultant  Class,  and known as Delaware  Cash Reserve
Consultant  Class  from  November  1992  to  May  1994,  Delaware  Cash  Reserve
(Institutional)  Class from May 1992 to November 1992 and the  Consultant  Class prior to May 1992)  changed its name to Delaware  Cash Reserve  Fund  Consultant
Class;  Cash Reserve  Fund B Class  (which was known as Delaware  Cash Reserve B
Class) changed its name to Delaware Cash Reserve Fund B Class and Cash Reserve C
Class  (which was known as Delaware  Cash  Reserve C Class)  changed its name to
Delaware Cash Reserve Fund C Class. The Fund was established in 1977.

Noncumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

     Shares of the Fund are offered on a continuous basis. Class A Shares can be purchased  directly from the Fund or its  Distributor.  Consultant Class Shares,
Class B Shares  and  Class C  Shares  are  offered  through  brokers,  financial institutions  and other entities  which have a dealer  agreement with the Fund's
Distributor or a service  agreement with the Fund. In some states,  banks and/or other institutions  effecting  transactions in Consultant Class Shares,  Class B
Shares or Class C Shares may be  required  to  register  as dealers  pursuant to state laws.  The Trust  reserves the right to suspend sales of Fund shares,  and may  reject any order for the  purchase  of Fund  shares  if, in the  opinion of management, such rejection is in the Fund's best interest.

     The  minimum  initial  investment  is  generally  $1,000  for  each  Class.
Subsequent  purchases must generally be $100 or more. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers,
Trustees and employees of any Delaware  Investments(R)  Fund, the Manager or any
of the  Manager's  affiliates  if the  purchases  are made pursuant to a payroll deduction program.  Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform  Transfers to Minors Act and shares  purchased in connection  with an
Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum

                                       18

subsequent  purchase of $25. There is a maximum purchase  limitation of $100,000 on each purchase of Class B Shares; for Class C Shares, each purchase must be in an amount  that is less than  $1,000,000.  The Fund  will  reject  any order for purchase  of more than  $100,000  of Class B Shares and  $1,000,000  or more for
Class C Shares.  An investor may exceed these  limitations by making  cumulative purchases over a period of time.

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  The Fund can  redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any  Delaware Investments(R) Fund.  The Fund  reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right,  following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum  balance  requirement by that time, the Fund may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance  accounts.  No fees will be charged  without proper  notice,  and no contingent deferred sales charge ("CDSC") will apply to such assessments.

     The Fund  also  reserves  the  right,  upon 60  days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC if he or she redeems any portion of his or her account.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates  were previously  issued for Class A Shares of the Fund.  Purchases not  involving  the issuance of  certificates  are confirmed to the investor and credited to the  shareholder's  account on the books  maintained by the Transfer
Agent.  The investor will have the same rights of ownership with respect to such shares as if  certificates  had been  issued.  An investor  will be permitted to obtain a certificate in certain  limited  circumstances  that are approved by an appropriate  officer of the Trust.  No charge is  assessed  by the Trust for any certificate  issued. The Fund does not intend to issue replacement  certificates for lost or stolen  certificates,  except in certain limited  circumstances that are approved by an appropriate officer of the Trust. In those  circumstances,  a shareholder  may  be  subject  to  fees  for  replacement  of a lost  or  stolen certificate,  under certain  conditions,  including the cost of obtaining a bond covering the lost or stolen  certificate.  Please  contact the Trust for further information.  Investors who hold  certificates  representing any of their shares may only redeem those shares by written request.  The investor's  certificate(s)
must accompany such request.

Alternative Purchase Arrangements
     The alternative purchase  arrangements  described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their  purchase,  the length of time they expect to hold their  shares and other relevant  circumstances.  Prospective investors should consider the availability of Class A Shares and Consultant Class Shares or whether, given their particular circumstances,  it is more  advantageous  to purchase  Class B Shares or Class C
Shares.  Shareholders  purchasing  Class B Shares  will have the entire  initial purchase  amount invested in the Fund with their  investment  being subject to a
CDSC if they redeem shares within six years of purchase. Shareholders purchasing
Class C Shares will have the entire initial purchase amount invested in the Fund with their  investment  being  subject to a CDSC if they redeem shares within 12

                                       19

months of purchase.  In addition,  investors should consider the level of annual
Rule 12b-1 Plan  expenses  applicable to Class B, Class C and  Consultant  Class
Shares. In comparing Class B Shares to Class C Shares, investors should consider the duration of the annual Rule 12b-1 Plan expenses to which each of the Classes is subject and the  desirability of an automatic  conversion  feature,  which is available only for Class B Shares.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Fund, the  Distributor  and others will be paid from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption.  Financial  advisors may receive different  compensation for selling
Class B, Class C and Consultant Class Shares.

     Dividends, if any, will be calculated in the same manner, at the same time, on the  same  day and will be in the same  amount,  except  that the  additional amount of Rule 12b-1 Plan expenses relating to Consultant Class Shares,  Class B
Shares  and  Class C  Shares  will be  borne  exclusively  by such  shares.  See
"Determining Offering Price and Net Asset Value" below for more information.

Contingent Deferred Sales Charge Alternative - Class B and C Shares
     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for a specified period during which the
Distributor may pay additional  compensation to broker/dealers for selling Class
B Shares at the time of purchase.  As discussed below,  however,  Class B Shares are subject to annual  Rule 12b-1 Plan  expenses of up to a maximum of 1.00% for approximately  eight years after purchase and, if shares are redeemed within six years of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees  applicable  to
Class B and C Shares  are  paid to the  Distributor  and  others  for  providing distribution and related services,  and bearing related expenses,  in connection with the sale of Class B and C Shares.  These payments  support the compensation paid  to  broker/dealer  for  selling  Class  B and C  Shares.  Payments  to the
Distributor  and others  under the Class B and C Rule  12b-1  Plans may be in an amount equal to no more than 1.00% annually. The combination of the CDSC and the proceeds  of the Rule  12b-1 Plan fees  makes it  possible  for the Fund to sell
Class B and C Shares without  deducting a front-end  sales charge at the time of purchase.

     Holders  of  Class B and C  Shares  who  exercise  the  exchange  privilege described below will continue to be subject to the CDSC schedule for Class B and
C Shares described in this Part B, even after the exchange.  See "Redemption and
Exchange" below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of distributions,  held for eight years after  purchase are eligible for  automatic conversion  into  Consultant  Class Shares.  Conversions  of Class B Shares into
Consultant  Class Shares will occur only four times in any calendar year, on the
18th day or next Business Day (as defined below) of March,  June,  September and
December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion  Date, an investor's Class B Shares will be converted on that date. If the eighth  anniversary  occurs between Conversion
Dates,  an  investor's  Class B Shares will be converted on the next  Conversion
Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion  Date,  that  shareholder  will have to hold
Class B Shares  for as long as an  additional  three  months  after  the  eighth anniversary  of  purchase  before the shares  will  automatically  convert  into
Consultant Class Shares.

     Class B Shares of acquired through the  reinvestment of distributions  will convert to Consultant  Class Shares pro-rata with Class B Shares of the Fund not acquired through dividend reinvestment.

Plans under Rule 12b-1 for Consultant  Class Shares,  Class B Shares and Class C
Shares

                                       20

     Pursuant to Rule 12b-1 under the 1940 Act,  the Fund has adopted a separate distribution  plan  under Rule 12b-1 for each of the  Consultant  Class  Shares,
Class B Shares and Class C Shares (the  "Plans").  Each Plan permits the Fund to pay for certain  distribution  and  promotional  expenses  related to  marketing shares of only the Class to which the Plan applies.

     The Plans do not apply to the Fund's  Class A Shares.  Such  shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Class A Shares.  Holders of Class A Shares may not vote on matters affecting the Plans.

     The Plans permit the Fund, pursuant to the Distribution  Agreement,  to pay out of the assets of Consultant Class Shares, Class B Shares and Class C Shares,
respectively,  a monthly fee to the Distributor for its services and expenses in distributing  and promoting  sales of the shares of such Class.  These  expenses include, among other things,  preparing and distributing  advertisements,  sales literature and  Prospectuses  and reports used for sales purposes,  compensating sales and marketing  personnel,  and paying distribution and maintenance fees to securities  broker/dealers  who  enter  into  agreements  with the  Distributor.
Registered  representatives of brokers/ dealers or other entities, who have sold a specified level of Delaware Investments(R) Funds having a Rule 12b-1 Plan, are paid a  continuing  trail  fee of 0.25%  of the  average  daily  net  assets  of
Consultant  Class  Shares  by  the  Distributor  from  Rule  12b-1  payments  of
Consultant Class Shares for assets maintained in that Class. The Rule 12b-1 Plan fees  relating  to Class B Shares  and  Class C Shares  are also used to pay the
Distributor  for  advancing  commission  costs to  dealers  with  respect to the initial sales of such shares.

     In addition,  the Fund may make  payments  out of the assets of  Consultant
Class Shares,  Class B Shares and Class C Shares directly to other  unaffiliated parties,  such as banks, who either aid in the distribution of its shares of, or provide services to, such Classes pursuant to service agreements with the Trust.

     The  Plans  do  not  limit  fees  to  amounts  actually   expended  by  the
Distributor.  It is therefore possible that the Distributor may realize a profit in any particular  year.  However,  the Distributor  currently  expects that its distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of  shares  of the Fund  Classes.  The  monthly  fees  paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in excess of the amount  paid on behalf of  Consultant
Class  Shares,  Class B Shares or Class C Shares  would be borne by such persons without any reimbursement  from that Class.  Consistent with the requirements of
Rule  12b-1(h)  under  the 1940 Act,  and  subject  to  seeking  best  price and execution,  the Fund may, from time to time,  buy or sell  portfolio  securities from or to firms that receive payments under the Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The Plans and the Distribution  Agreements,  as amended, have been approved by the Board of  Trustees of the Fund,  including a majority of the  Independent
Trustees  who have no  direct or  indirect  financial  interest  in the Plans or related Distribution Agreements, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and related the Distribution  Agreements.
Continuation of the Plans and the Distribution  Agreements,  as amended, must be approved  annually  by the Board of  Trustees  in the same  manner as  specified above.

     Each year, the Board of Trustees must determine whether continuation of the
Plans is in the best interest of the  shareholders  of Consultant  Class Shares,
Class B Shares and Class C Shares, respectively, and that there is a reasonable  likelihood of the Plan relating to a Class  providing a benefit to that Class. The Plans and the  Distribution  Agreements,  as amended,  may be terminated at any time without penalty by a majority of the Independent Trustees who have no direct or indirect  financial interest in the Plans and Distribution
Agreements,  or by a majority vote of the outstanding  voting  securities of the relevant Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant  Class, as well as a majority vote of the Independent
Trustees  who have no  direct or  indirect  financial  interest  in the Plans or
Distribution  Agreements.  Class B Shares may vote on any  proposal  to increase materially the fees to be paid by the Fund under the Plan relating to Consultant
Class Shares.  Also, any other material  amendment to the Plans must be approved by a majority  vote of the  Trustees  including  a majority  of the  Independent
Trustees  of the Fund who have no direct or indirect  financial  interest in the
Plans or Distribution Agreements.  In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who themselves are  Independent  Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements.  Persons authorized  to make  payments  under the Plans must provide  written  reports at least quarterly to the Board of Trustees for their review.

     For the fiscal year ended  March 31,  2006,  payments  from Class B Shares,
Class C Shares and  Consultant  Class Shares  amounted to $123,326,  $60,760 and
$45,090, respectively. Such amounts were used for the following purposes:

--------------------------------- ------------ ---------- -----------------
                                      Class B    Class C  Consultant Class
--------------------------------- ------------ ---------- -----------------
Advertising                               $--        $--               $--
--------------------------------- ------------ ---------- -----------------
Annual/Semi-Annual Reports             $1,072        $--              $832
--------------------------------- ------------ ---------- -----------------
Broker Trails                         $37,356    $57,821           $43,777
--------------------------------- ------------ ---------- -----------------
Broker Sales Charges                  $70,008     $2,939               $--
--------------------------------- ------------ ---------- -----------------
Dealer Service Expenses                   $--        $--               $--
--------------------------------- ------------ ---------- -----------------
Interest on Broker Sales Charges         $138        $--              $109
--------------------------------- ------------ ---------- -----------------
Commissions to Wholesalers                $--        $--               $--
--------------------------------- ------------ ---------- -----------------
Promotional-Broker Meetings               $--        $--               $--
--------------------------------- ------------ ---------- -----------------
Promotional-Other                      $1,794        $--              $104
--------------------------------- ------------ ---------- -----------------
Prospectus Printing                    $2,821        $--              $268
--------------------------------- ------------ ---------- -----------------
Telephone                                 $--        $--               $--
--------------------------------- ------------ ---------- -----------------
Wholesaler Expenses                   $10,137        $--               $--
--------------------------------- ------------ ---------- -----------------
Other                                     $--        $--               $--
--------------------------------- ------------ ---------- -----------------

12-Month Reinvestment Privilege for Class B Shares
     Holders of Class B Shares of the Fund who redeem  such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the  Class  B  Shares  of  the  Fund  or  Class  B  Shares  of  any  Delaware
Investments(R) Fund. The amount of the CDSC previously charged on the redemption will be reimbursed by the Fund. The  reinvestment  will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value ("NAV") next  determined  after receipt of remittance.  The time that the  previous  investment  was held will be  included  in  determining  any applicable  CDSC due upon  redemptions as well as the automatic  conversion into
Consultant Class Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will  receive  from the Fund the amount of the CDSC paid at the time of redemption as part of the reinvested

                                       22

shares,  which may be  treated  as a  capital  gain to the  shareholder  for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

     Any  reinvestment  directed to a fund in which the  investor  does not then have an account will be treated like all other  initial  purchases of the fund's
shares.  Consequently,   an  investor  should  obtain  and  read  carefully  the
prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Investing by Mail
     Subsequent  Purchases:  Additional  purchases  may be made  at any  time by mailing a check or other  negotiable  bank  draft made  payable to the  specific
Class desired.  The account to which the  subsequent  purchase is to be credited should be  identified by the name(s) of the  registered  owner(s) and by account number. An investment slip (similar to a deposit slip) is provided at the bottom of statements  that you will receive from the Fund. Use of this  investment slip can help to expedite processing of your check when making additional  purchases.
Your  investment  may be delayed if you send  additional  purchases by certified mail. The Fund and the Transfer Agent will not be  responsible  for  inadvertent processing of post-dated checks or checks more than six months old.

     Direct Deposit Purchases by Mail: Shareholders of the Classes may authorize a third party, such as a bank or employer, to make investments directly to their
Fund accounts.  The Fund will accept these  investments,  such as bank-by-phone, annuity payments and payroll allotments,  by mail directly from the third party.
Investors  should contact their employers or financial  institutions who in turn should contact the Fund for proper instructions.

Investing by Wire
     Initial  Purchases:  When making an initial  investment  by wire,  you must first  telephone  the Fund at 800  523-1918  to advise of your  action and to be assigned an account number.  If you do not call first, it may not be possible to process  your order  promptly,  although in all cases shares  purchased  will be priced at the close of business following receipt of Federal Funds. In addition, you  must  promptly  send  your  Investment  Application  or,  in the  case of a retirement account, an appropriate retirement plan application, must be promptly forwarded to the specific Class desired, to Delaware  Investments at 2005 Market
Street, Philadelphia, PA 19103-7094.

     Subsequent  Purchases:  Additional  investments  may be  made  at any  time through the wire procedure described above. The Fund must be immediately advised by telephone at 1-800 523-1918 of each transmission of funds by wire.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R) Fund, you may write and authorize an exchange of part or all of your investment into shares of the Fund.  If you wish to open an  account  by  exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility  and  minimum  purchase   requirements  set  forth  in  each  fund's
prospectus.  See "Redemption  and Exchange" below for more complete  information concerning your exchange privileges.

     Class B Shares  and Class C Shares of the Fund and Class B Shares and Class
C Shares of any Delaware Investments(R) Fund which offers such classes of shares may not be exchanged into Class A Shares or Consultant Class Shares.  Holders of
Class B Shares  of the Fund are  permitted  to  exchange  all or a part of their
Class B Shares only into Class B Shares of other Delaware  Investments(R) Funds.
Similarly,  holders of Class C Shares of the Fund are  permitted to exchange all or a part of their Class C Shares only into Class C Shares of other

                                       23

Delaware Investments(R) Funds.  Class B Shares of the Fund and Class C Shares of
the Fund  acquired by exchange  will continue to carry the CDSC and, in the case of Class B Shares, the automatic  conversion schedule of the fund from which the exchange is made.  The holding  period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Consultant Class Shares of the Fund.

     Permissible  exchanges  into  Class B Shares  or Class C Shares of the Fund will be made  without  the  imposition  of a CDSC by the  fund  from  which  the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan:  Investors may arrange for the Fund to accept for  investment,  through an agent bank,  pre-authorized  government  or private recurring  payments.  This method of investment assures the timely credit to the shareholder's account of payments such as social security,  veterans' pension or compensation benefits,  federal salaries,  Railroad Retirement benefits, private payroll  checks,  dividends,  and disability or pension fund  benefits.  It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

     Automatic   Investing  Plan:   Shareholders  may  make  regular   automatic
investments by authorizing,  in advance,  monthly or quarterly payments directly from their  checking  account for deposit into their Fund account.  This type of investment  will  be  handled  in  either  of  the  following  ways:  (i) if the
shareholder's   bank  is  member  of  the  National   Automated  Clearing  House
Association   ("NACHA"),   the  amount  of  the  periodic   investment  will  be
electronically  deducted from the  shareholder's  checking account by electronic fund transfer ("EFT") and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder's bank is not a member  of NACHA,  deductions  will be made by  pre-authorized  checks, known as Depository  Transfer  Checks.  Should the  shareholder's  bank become a member  of  NACHA  in the  future,  his  or her  investments  would  be  handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

     Minimum  Initial/Subsequent  Investments by EFT: Initial  investments under the Direct  Deposit  Purchase Plan and the Automatic  Investing Plan must be for
$250 or more and  subsequent  investments  under  such  Plans must be for $25 or more. An investor  wishing to take  advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to the Fund from the federal government or agencies on behalf of a shareholder  may be credited to the  shareholder's  account  after such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the  transmitting  bank. In the event of a reclamation,  the Fund may liquidate  sufficient  shares from a shareholder's  account to reimburse the government or the private source. In the event there are insufficient  shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

When Orders are Effective
     Transactions in money market instruments in which the Fund invests normally require same day  settlement in Federal  Funds.  The Fund intends at all times to be as fully  invested  as  possible in order to  maximize  its  earnings.  Thus, purchase orders will be executed at the NAV next determined  after their receipt by the  Fund or  certain  other  authorized  persons  (see  "Distributor"  under
"Investment  Manager and Other  Service  Providers"  above) only if the Fund has received payment in Federal Funds by wire. Dividends begin to accrue

                                       24

on the next Business Day (as defined below). Thus, investments effective the day before a weekend or holiday will not accrue  dividends  for that period but will earn dividends on the next Business Day (as defined  below).  If,  however,  the
Fund is given  prior  notice of  Federal  Funds wire and an  acceptable  written guarantee  of timely  receipt  from an  investor  satisfying  the Fund's  credit policies,  the  purchase  will start  earning  dividends on the date the wire is received.

     If remitted in other than the foregoing manner,  such as by personal check, purchase  orders will be executed as of the close of regular  trading on the New
York Stock Exchange  ("NYSE"),  which is normally 4 p.m.,  Eastern Time, on days when the NYSE is open, on the day on which the payment is converted into Federal
Funds and is  available  for  investment,  normally one Business Day (as defined below) after  receipt of payment.  Conversion  into Federal Funds may be delayed when the Fund  receives  (1) a check  drawn on a  nonmember  bank of the Federal
Reserve,  (2) a check drawn on a foreign bank,  (3) a check payable in a foreign currency, or (4) a check requiring special handling. With respect to investments made other than by wire, the investor becomes a shareholder after declaration of the dividend on the day on which the order is effective.

     Information  on how to  procure  a  negotiable  bank  draft or to  transmit
Federal  Funds by wire is available at any national bank or any state bank which is a member of the Federal  Reserve  System.  Any  commercial  bank can transmit
Federal Funds by wire. The bank may charge the shareholder for these services.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Fund  will  automatically  redeem  from the  shareholder's  account  the  amount credited by the check plus any dividends earned thereon.

Reinvestment of Dividends in Other Delaware Investments(R) Fund
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  shareholders  may  automatically  reinvest dividends and/or  distributions in any Delaware  Investments(R)  Fund, including the Fund, in states where its shares may be sold.  Such  investments  will be at
NAV at the close of  business on the  reinvestment  date  without any  front-end sales charge or service fee. The  shareholder  must notify the Transfer Agent in writing  and must  have  established  an  account  in the fund  into  which  the dividends and/or distributions are to be invested.  Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money.  The prospectus  contains more complete information about the fund, including charges and expenses.

     Dividends on Class A Shares and  Consultant  Class Shares may be reinvested in shares of any  Delaware  Investments(R) Fund, other  than  Class B Shares and
Class C Shares of the  Delaware  Investments(R) Funds that offer such classes of shares.  Dividends  on Class B Shares may only be  invested in Class B Shares of another  Delaware  Investments(R) Fund that  offers  such  a  class  of  shares.
Dividends  on Class C Shares may only be  invested  in Class C Shares of another
Delaware Investments(R) Fund that offers such a class of shares.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                       25

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On  Demand.  When you  authorize  the Fund to accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It  may  take  up  to  four  Business  Days  (as  defined  below)  for  the transactions  to be  completed.  You can initiate  this service by completing an
Account  Services  form.  If your name and address are not identical to the name and address on your Fund account, you must have your signature  guaranteed.  The
Fund does not  charge a fee for this  service;  however,  your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the Wealth  Builder  Option to invest in the  Classes through  regular  liquidations  of shares in their  accounts  in other  Delaware
Investments(R) Funds. Shareholders of the Fund may elect to invest in one or more of the other Delaware Investments(R) Funds through the Wealth Builder Option.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and invested  automatically  into other Delaware  Investments(R)  Funds, subject to the conditions and limitations set forth in the Prospectuses and this
Part B. The  investment  will be made on the 20th day of each month (or,  if the fund selected is not open that day, the next Business Day (as defined below)) at the public  offering  price or NAV, as  applicable,  of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

Asset Planner
     The Fund  previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Fund.  Please  call the  Shareholder
Service  Center  at  1-800-523-1918  if you have any  questions  regarding  this service.

Account Statements
     You will  receive  quarterly  statements  of your account  summarizing  all
transactions   during  that  period  and  will  include  the  regular   dividend
information. However, in the case of Class A Shares and Consultant Class Shares, accounts  in which  there  has  been  activity,  other  than a  reinvestment  of dividends,  will receive a monthly  statement  confirming  transactions for that period.  In the case of Class B Shares  and  Class C Shares,  accounts  in which there has been activity will receive a confirmation after each transaction.

                                       26

     Simple IRA participants  will receive  quarterly  conformations of all such transactions that have taken place in the previous  three-month  period on their quarterly  participant  statement.  Participants  will still  receive  immediate confirmation  when  they  invest  in a fund  for the  first  time  or when  they establish a new  account.  Participants  may request  confirmations  of specific transactions prior to the end of the quarter by calling 1-800 523-1918.

Retirement Plans
     An  investment  in the Funds may be suitable  for  tax-deferred  retirement plans,  such as a 401(k)  Defined  Contribution  Plan, an Individual  Retirement
Account  ("IRA"),  Roth IRA and Coverdell  Education  Savings Account  (formerly
Educational IRA). To determine  whether the benefits of a tax-sheltered  account is appropriate, you should consult with a tax adviser.

     Class B Shares  are  available  only for  IRAs,  SIMPLE  IRAs,  Roth  IRAs,
Coverdell Education Savings Accounts,  Simplified Employee Pension Plans, Salary
Reduction  Simplified  Employee Pension Plans,  403(b)(7) Plans and 457 Deferred
Compensation  Plans.  The CDSC may be waived on certain  redemptions  of Class B
Shares and Class C Shares.  See "Waiver of  Contingent  Deferred  Sales Charge -
Class B Shares and Class C Shares" under "Redemption and Exchange" for a list of the instances in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$100,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to retirement plans other than IRAs, Roth IRAs and Coverdell Education
Savings  Accounts,  for which there is a minimum initial  purchase of $250 and a minimum  subsequent  purchase of $25,  regardless  of which  Class is  selected.
Retirement plans may be subject to plan  establishment  fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of  participants  in the  plan  as  well as the  services  selected.  Additional information  about fees is included in the retirement plan  materials.  Fees are quoted  upon  request.  Annual  maintenance  fees  may  be  shared  by  Delaware
Management  Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan
shareholders  may  not  be  available  to  retirement  plan  shareholders.   For
additional  information on any of the Plans and Delaware's  retirement services, call the Shareholder Service Center telephone number.

     It is advisable for an investor considering any one of the retirement plans described  below  to  consult  with  an  attorney,  accountant  or  a  qualified retirement plan consultant.  For further details, including applications for any of  these  accounts,  contact  your  participating  securities  dealer  or other financial intermediary.

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     The  offering  price of shares is the NAV per share  next to be  determined after an order is received and becomes  effective.  There is no front-end  sales charge.

     Orders for  purchases  and  redemptions  will be  effected  at the NAV next computed  after the receipt of Federal  Funds  provided they are received by the close of regular trading on the NYSE,  which is normally 4 p.m.  Eastern Time on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday  throughout the year (each a "Business Day") except for days when the following  holidays are observed:  New Year's Day, Martin Luther King, Jr.'s
Birthday,  Presidents' Day, Good Friday,  Memorial Day,  Independence Day, Labor
Day,  Thanksgiving  and  Christmas.  When the  NYSE is  closed,  the  Fund  will

                                       27

generally  be closed,  pricing  calculations  will not be made and  purchase and redemption  orders  will  not be  processed.  In the  event  of  changes  in SEC requirements  or the Fund's  change in time of closing,  the Fund  reserves  the right to price at a  different  time,  to price more often than once daily or to make the offering price effective at a different time.

     The NAV per  share  for  each  share  class of the  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number by the number of shares  outstanding for that class.  Expenses and fees are  accrued  daily.  In  determining  the  Fund's  total  net  assets, portfolio securities are valued at amortized cost.

     The Board of Trustees has adopted  amortized cost procedures to monitor and stabilize the price per share. Calculations are made each day to compare part of the Fund's value with the market value of instruments of similar  character.  At regular  intervals  all  issues in the  portfolio  are  valued at market  value.
Securities maturing in more than 60 days are valued more frequently by obtaining market  quotations  from market  makers.  The  portfolio  will also be valued by market  makers at such other times as is felt  appropriate.  In the event that a deviation  of more  than 1/2 of 1% exists  between  the  Fund's  $1.00 per share offering and  redemption  prices and the NAV  calculated  by reference to market quotations,  or if there is any other  deviation  which  the  Board of  Trustees believes would result in a material dilution to shareholders or purchasers,  the
Board of  Trustees  will  promptly  consider  what  action,  if any,  should  be initiated, such as changing the price to more or less than $1.00 per share.

     Each Class of the Fund will bear,  pro-rata,  all of the common expenses of the Fund. The NAVs of all  outstanding  shares of each Class of the Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in the Fund  represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata  basis by each  outstanding  share of a Class,  based on each  Class'
percentage  in the Fund  represented  by the value of  shares  of such  Classes, except that Class A Shares will not incur any of the  expenses  under the Fund's
Rule 12b-1 Plans and Class B Shares,  Class C Shares and Consultant Class Shares
alone will bear the Rule 12b-1 Plan  expenses  payable  under  their  respective
Plans.  Due to the specific  distribution  expenses and other costs that will be allocable to each Class,  the dividends paid to each Class of the Fund may vary.
However, the NAV per share of each Class is expected to be equivalent.

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     Certain  expedited  redemption  methods  described below are available when stock  certificates have not been issued. If stock certificates have been issued for  shares  being  redeemed,  they must  accompany  the  written  request.  For redemptions  of  $100,000  or less paid to the  shareholder  at the  address  of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than  $100,000,  or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required.
Each signature guarantee must be supplied by an eligible guarantor  institution.
The Fund  reserves  the right to reject a  signature  guarantee  supplied  by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations,  executors,  retirement plans,  administrators, trustees or guardians.  The redemption  price is the NAV next  calculated  after receipt of the redemption request in good order. See "Determining Offering Price and Net Asset Value" above for time of calculation of NAV.

     Your shares will be redeemed or  exchanged at a price based on the NAV next determined after the Fund receives your request in good order,  subject,  in the case of a  redemption,  to any  applicable  CDSC.  For  example,  redemption  or exchange  requests  received in good order after the time the offering  price of shares are

                                       28

determined will be processed on the next Business Day. A shareholder  submitting a redemption  request may indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain redemptions from retirement plan accounts,  the Fund will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class B Shares and Class C Shares,  and tender to the  shareholder the requested amount,  assuming the shareholder  holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder  upon redemption will be reduced by the amount of the applicable
CDSC.  Redemption proceeds will be distributed promptly, as described below, but not later  than  seven days after  receipt  of a  redemption  request.  The Fund reserves the right to reject a written or telephone  redemption request or delay payment  of  redemption  proceeds  if  there  has been a  recent  change  to the shareholder's address of record.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments(R) Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an exchange by calling the  Shareholder  Service  Center at 1-800
523-1918.  The Fund may suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  Business Day will be executed at the NAV per share computed that day (subject to the applicable  CDSC), if the repurchase order was received by the  broker/dealer  from the shareholder prior to the time the offering  price and NAV are  determined on such day. The selling  dealer has the  responsibility  of transmitting  orders to the Distributor  promptly.  Such repurchase  is then settled as an ordinary  transaction  with the  broker/dealer
(who may make a charge  to the  shareholder  for this  service)  delivering  the shares repurchased.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Fund  will  automatically  redeem  from the  shareholder's  account  the  shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Fund or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal  by the Fund of  securities owned by it is not reasonably  practical,  or it is not reasonably practical for the Fund fairly to value its assets,  or in the event that the SEC has  provided for such  suspension for the protection of  shareholders,  the Fund may postpone payment or suspend the right of  redemption  or  repurchase.  In such case,  the shareholder  may withdraw the request for  redemption  or leave it standing as a request for redemption at the NAV next determined  after the suspension has been terminated.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original  Shares") for shares of other Delaware  Investments(R) Funds (in each case, "New Shares") in a permitted exchange,  will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders will continue to be subject to the CDSC and, in the case of Class B
Shares, the automatic conversion schedule of the Original Shares as described in the  Prospectuses  and this Part B and any CDSC assessed upon redemption will be charged  by the fund from  which  the  Original  Shares  were  exchanged.  In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC  schedule  relating to the New Shares  acquired as a result of the exchange.  For  purposes  of  computing  the  CDSC  that may be  payable  upon a disposition  of the New  Shares,  the period of time that an  investor  held the
Original  Shares is added to the  period of time that an  investor  held the New
Shares. With respect to Class B Shares, the automatic conversion schedule of the
Original  Shares may be longer  than that of the New  Shares.  Consequently,  an investment  in New Shares by exchange may subject an investor to the higher Rule
12b-1 fees applicable to Class B Shares of the Fund for

                                       29

a longer period of time than if the investment in New Shares were made directly.

     The Fund  reserves  the right to refuse the  purchase  side of an  exchange request by any person or group if, in the Manager's judgment,  the Fund would be unable to invest  effectively in accordance  with its investment  objectives and policies,  or would otherwise potentially be adversely affected. A shareholder's purchase  exchanges  may be  restricted  or  refused  if the  Fund  receives  or anticipates  simultaneous  orders affecting  significant  portions of the Fund's assets.

                                      * * *

     The Fund has made available  certain  redemption  privileges,  as described below.  The Fund  reserves  the right to suspend or  terminate  these  expedited payment procedures upon 60 days' written notice to shareholders.

Checkwriting Feature
     Holders of Class A Shares and  Consultant  Class Shares  holding shares for
which   certificates  have  not  been  issued  may  request  on  the  investment application  that they be provided  with  special  forms of checks  which may be issued to redeem their  shares by drawing on the Trust's  account with its bank.
Normally,  it takes two weeks from the date the  shareholder's  initial purchase check clears to receive the first order of checks.  The use of any form of check other than the Fund's check will not be permitted  unless  approved by the Fund.
The  Checkwriting  Feature is not available for Class B Shares or Class C Shares of the Fund.

     The use of redemption checks is subject to the following requirements:

     (i) These  redemption  checks must be made  payable in an amount of $500 or more.

     (ii) Checks must be signed by the  shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name,  unless  otherwise  indicated on the  investment  application  or your checkwriting  authorization  form,  these  checks  must be signed by all  owners before the Fund will honor  them.  Shareholders  using  redemption  checks  will continue to be entitled to distributions paid on those shares up to the time the checks are presented for payment.

     (iii) If a  shareholder  who  recently  purchased  shares by check seeks to redeem all or a portion of those shares through the  Checkwriting  Feature,  the
Fund will not honor the redemption request unless it is reasonably  satisfied of the collection of the investment  check. A hold period against a recent purchase may be up to but not in  excess  of 15 days,  depending  upon the  origin of the investment check.

     (iv) If the  amount of the check is  greater  than the value of the  shares held  in  the  shareholder's  account,  the  check  will  be  returned  and  the shareholder's bank may charge a fee.

In addition,  these checks may not be used to close accounts.  The Fund reserves the right to revoke the Checkwriting  Feature of shareholders who overdraw their accounts or if, in the opinion of management,  such  revocation is in the Fund's best interest.

     Shareholders  will be  subject  to bank  rules  and  regulations  governing similar accounts. This service may be terminated or suspended at any time by the bank,  the Fund or the Fund's  Transfer  Agent.  The Fund and the Transfer Agent
will not be responsible for the inadvertent  processing of post-dated  checks or checks more than six months  old.  Shareholders  needing a copy of a  redemption check can contact the Transfer Agent at 1-800 523-1918.

     Stop-Payment  Requests:  Investors  may request a stop payment on checks by providing the Fund with a written

                                       30

authorization  to do so. Oral requests  will be accepted  provided that the Fund promptly receives a written  authorization.  Such requests will remain in effect for six months unless renewed or canceled. The Fund will use its best efforts to effect  stop-payment  instructions,  but does not promise or guarantee that such instructions will be effective.

Written Redemption
     For redemptions of more than $100,000, or when the proceeds are not sent to the  shareholder(s)  at the address of record,  the Fund requires a signature by all owners of the account and a signature  guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). The Fund reserves the right to reject a signature  guarantee  supplied by an eligible  institution based on its  creditworthiness.  The Fund may require further documentation from
corporations,   executors,   retirement  plans,   administrators,   trustees  or
guardians.

     Payment is  normally  mailed the next  Business  Day after  receipt of your redemption  request.  If your Class A Shares or  Consultant  Class Shares are in certificate form, the certificate(s)  must accompany your request and also be in good  order.  Certificates  are issued for Class A Shares and  Consultant  Class
Shares only if a shareholder  submits a specific  request.  Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
     You may also write to the Fund (at 2005  Market  Street,  Philadelphia,  PA
19103-7094)  to request an exchange  of any or all of your  shares into  another mutual  fund  in  Delaware  Investments,  subject  to the  same  conditions  and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you hold your  Class A Shares in  certificate  form,  you may redeem or exchange only by written request and you must return your certificates.

     Telephone  Redemption:  "Check to Your  Address of Record"  service and the
"Telephone   Exchange"   service,   both  of  which  are  described  below,  are
automatically  provided  unless you  notify the Fund in writing  that you do not wish to have such  services  available  with respect to your  account.  The Fund reserves the right to modify,  terminate  or suspend  these  procedures  upon 60 days' written notice to  shareholders.  It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Fund nor its Transfer Agent is responsible  for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to  such  telephone  transactions,  the  Fund  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  the  Fund or the  Transfer  Agent  may be  liable  for any  losses  due to unauthorized or fraudulent  transactions.  Telephone  instructions are generally tape  recorded,  and a written  confirmation  will be provided for all purchase, exchange and  redemption  transactions  initiated by  telephone.  By  exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption  - Check to Your  Address  of Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone Redemption - Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be

                                       31

transferred to your  pre-designated bank account by wire or by check. You should authorize  this  service  when  you  open  your  account.  If  you  change  your pre-designated  bank account,  you must complete an Authorization  Form and have your signature  guaranteed.  For your protection,  your authorization must be on file. If you request a wire,  your funds will normally be sent the next Business
Day. If the proceeds are wired to the  shareholder's  account at a bank which is not a  member  of the  Federal  Reserve  System,  there  could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from redemption  proceeds.  If you ask for a check, it will normally be mailed the next  Business Day after receipt of your  redemption  request to your pre-designated  bank  account.  There are no separate  fees for this  redemption method,  but mailing a check may delay the time it takes to have your redemption
proceeds  credited  to  your  pre-designated  bank  account.   Simply  call  the
Shareholder  Service  Center  prior to the time the  offering  price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares into other  Delaware  Investments(R)  Funds under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
Telephone  exchanges  are subject to the  requirements  of the Fund as described above.  Telephone  exchanges  may be  subject  to  limitations  as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R) Funds. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record  exchange  instructions  received  by  telephone  and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your  investment  dealer may request  redemptions  of Fund shares by phone using  MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests  from you or your  investment  dealer,  funds will be deposited to (for share  redemptions)  your  pre-designated  bank  account.  Your  request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four Business Days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Systematic Withdrawal Plans
     Shareholders  of Class A  Shares,  Class B Shares  and  Class C Shares  and
Consultant  Class Shares who own or purchase  $5,000 or more of shares for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly  withdrawals  of $25 or more, or quarterly  withdrawals  of $75 or more, although the Fund does not recommend  any specific  amount of  withdrawal.  This
$5,000 minimum does not apply to certain retirement plans. Shares purchased with the initial  investment and through  reinvestment of cash dividends and realized securities profits  distributions will be credited to the shareholder's  account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two Business Days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional shares of the

                                       32

Class at NAV.  This plan is not  recommended  for all  investors  and  should be started only after  careful  consideration  of its operation and effect upon the investor's  savings  and  investment  program.  To the  extent  that  withdrawal payments from the plan exceed any dividends and/or realized  securities  profits distributions  paid on shares held under the plan, the withdrawal  payments will represent a return of capital,  and the share  balance may in time be  depleted, particularly in a declining market.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes, although the Fund expects to maintain a fixed NAV. If there were a gain or loss, it would be long-term  or  short-term  depending  on the holding  period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an  eligible  guarantor  institution.  The Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank  account  through the  MoneyLineSM  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four Business  Days after the payment date.  There are no separate fees for this redemption  method. It may take up to four Business Days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed.  The Fund does not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

     Shareholders  should  consult  with their  financial  advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

                                      * * *

Waiver of Contingent Deferred Sales Charge - Class B and C Shares
     Please see the Prospectus for the Fund's Class B and C Shares for instances in which the CDSC applicable to the Class B and C Shares may be waived.

Small Accounts
     Before the Fund  involuntarily  redeems  shares  from an  account  that has remained below the minimum amounts required by the Prospectuses and this Part B, the shareholder  will be notified in writing that the value of the shares in the account is less than the  required  minimum  amounts and will be allowed 60 days from the date of notice to make an  additional  investment  to meet the required minimum.  If no such action is taken by the  shareholder,  the proceeds  will be sent to the shareholder.  Any redemption in an inactive account established with a minimum  investment may trigger  mandatory  redemption.  No CDSC will apply to redemptions described in this paragraph of Class B Shares and Class C Shares.

                                       33

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

     The Fund declares a dividend of its net investment  income on a daily basis to  shareholders  of  record  of each  Class of Fund  shares  at the time of the previous  calculation  of the Fund's NAV each  Business  Day.  The amount of net investment income will be determined at the time the NAV is determined and shall include  investment  income  accrued,  less the  estimated  expenses of the Fund incurred since the last  determination of NAV. Gross investment  income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last  determination.  The dividend declared, as noted above, will be deducted immediately before the NAV calculation is made.
See  "Determination of Offering Price and Net Asset Value" above. Net investment income  earned on days when the Fund is not open will be  declared as a dividend on the next Business Day.

     Each  Class  of  shares  of the  Fund  will  share  proportionately  in the investment income and expenses of the Fund, except that Consultant Class Shares,
Class B Shares and Class C Shares alone will incur distribution fees under their respective  Rule 12b-1 Plans.  See "Plans Under Rule 12b-1 for Consultant  Class
Shares, Class B Shares and Class C Shares" under "Purchasing Shares."

     Purchases of Fund shares by wire begin  earning  dividends  when  converted into Federal Funds and available for investment,  normally the next Business Day after receipt.  However, if the Fund is given prior notice of Federal Funds wire and  an  acceptable  written  guarantee  of  timely  receipt  from  an  investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received.  Investors desiring to guarantee wire payments must have an  acceptable  financial  condition  and  credit  history in the sole discretion of the Fund.  The Fund reserves the right to terminate this option at any time.  Purchases by check earn dividends  upon  conversion to Federal Funds, normally one Business Day after receipt.

     Payment of dividends  will be made  monthly.  Dividends  are  automatically reinvested  in  additional  shares  of the same  Class of the Fund at the NAV in effect on the payable date, which provides the effect of compounding  dividends, unless the election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three Business Days after the payable  date.  Dividend  payments  of  $1.00  or  less  will  be  automatically reinvested,  notwithstanding  a shareholder's  election to receive  dividends in cash.  If such a  shareholder's  dividends  increase to greater than $1.00,  the shareholder  would  have to file a new  election  in order  to  begin  receiving dividends  in cash  again.  If a  shareholder  redeems  an entire  account,  all dividends  accrued to the time of the withdrawal  will be paid by separate check at the end of that  particular  monthly  dividend  period,  consistent  with the payment and mailing schedule  described above. Any check in payment of dividends or other  distributions  which  cannot be  delivered  by the United  States Post
Office  or which  remains  uncashed  for a period  of more  than one year may be reinvested in the shareholder's account at the then-current NAV and the dividend option  may be  changed  from  cash to  reinvest.  The  Fund may  deduct  from a shareholder's  account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the  shareholder's  mailing address.  These costs may  include a  percentage  of the  account  when a search company charges a percentage fee in exchange for their location services. To the extent  necessary  to  maintain  a $1.00 per share  NAV,  the  Trust's  Board of
Trustees  will  consider  temporarily  reducing or  suspending  payment of daily dividends,  or making a  distribution  of realized  securities  profits or other distributions at the time the NAV per share has changed.

     Short-term  realized securities profits or losses, if any, may be paid with the daily  dividend.  Any such profits not so paid will be distributed  annually during the first quarter  following  the close of the fiscal year.  See "Account
Statements" under "Purchasing Shares" for the information  regarding the mailing of dividend  information.  Information as to the tax status of dividends will be provided annually.

                                       34

     If you  elect to take your  dividends  and  distributions  in cash and such dividends and  distributions are in an amount of $25 or more, you may choose the
MoneyLine(SM)  Direct Deposit  Service and have such payments  transferred  from your Fund  account to your  pre-designated  bank  account.  This  service is not available for certain retirement plans. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an
Account  Services  form.  If your name and address are not identical to the name and address on your Fund account, you must have your signature  guaranteed.  The
Fund does not  charge a fee for this  service;  however,  your bank may charge a fee.

Taxes
     Distributions of Net Investment  Income. The Fund receives income generally in the form of interest on its investments in portfolio securities. This income, less  expenses  incurred  in the  operation  of the  Fund,  constitutes  its net investment  income from which dividends may be paid to you. If you are a taxable investor,  any distributions by the Fund from such income will be taxable to you at ordinary  income tax rates,  whether  you take them in cash or in  additional shares.

     Distributions  of Capital Gains.  The Fund may derive capital gain and loss in connection  with sales or other  dispositions  of its  portfolio  securities.
Distributions derived from net short-term capital gain will be taxable to you as ordinary income. Because the Fund is a money market fund, it does not anticipate realizing any long-term capital gains.

     Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount and  character of your  distributions  at the time they are  paid,  and will  advise  you of the tax  status of such  distributions  for federal  income tax  purposes  shortly  after the close of each  calendar  year.
Taxable Distributions declared by the Fund in December, but paid in January, are taxable to you as if they were paid in December.

     Election  to be  Taxed  as a  Regulated  Investment  Company.  The Fund has
elected to be treated as a regulated  investment  company under  Subchapter M of the  Internal  Revenue  Code (the  "Code") and intends to so qualify  during the current fiscal year. As a regulated  investment company, the Fund generally pays no federal  income tax on the income and gains it  distributes to you. The Board of Trustees  reserves the right not to maintain the qualification of the Fund as a regulated  investment  company if it determines  such a course of action to be beneficial  to  shareholders.  If the  Fund  fails  to  qualify  as a  regulated investment  company,  the Fund would be subject to federal,  and possibly state, corporate taxes on its taxable income and gains,  and  distributions to you will be taxed as dividend income to the extent of such Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, the Fund must meet certain specific requirements, including:

     (i) The Fund must maintain a diversified  portfolio of securities,  wherein no security, including the securities of a qualified publicly traded partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) The Fund must derive at least 90% of its gross income from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii)  The Fund must  distribute  to its  shareholders  at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

                                       35

     Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the
Code  requires the Fund to  distribute  to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the  calendar  year;  98% of its  capital  gain net  income  earned  during  the twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year. The Fund intends to declare and pay these  distributions in
December  (or to pay them in  January,  in which  case  you must  treat  them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment or reporting  requirements that must be met by the
Fund.  Income on investments by the Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal agency-backed  obligations (e.g., Government National Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified  Dividend Income for Individuals.  Because the income of the Fund primarily is derived from  investments  earning  interest  rather than  dividend income, generally none of the Fund's income dividends will be qualified dividend income eligible for taxation at capital gain rates.

     Dividends-Received  Deduction for  Corporations.  Because the income of the
Fund primarily is derived from investments earning interest rather than dividend income,  generally  none  of its  income  dividends  will  be  eligible  for the corporate dividends-received deduction.

     Investment in Complex Securities.  The Fund may invest in securities issued or purchased at a discount that may require it to accrue and  distribute  income
not  yet  received.   In  order  to  generate  sufficient  cash  to  make  these distributions,  the Fund may be required to sell  securities  that it  otherwise might have  continued to hold.  These rules could affect the amount,  timing and tax character of income distributed by the Fund to you.

     Backup  Withholding.  By law,  the Fund must  withhold  a  portion  of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required,  the amount will be 28% of any dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to
non-U.S. investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source

                                       36

dividends.

     Short-Term  Capital Gain  Dividends.  In general,  short-term  capital gain dividends  paid by the  Fund and  designated  as such  are not  subject  to U.S.
withholding  tax unless you are a nonresident  alien  individual  present in the
United  States for a period or periods  aggregating  183 days or more during the taxable year.

     Interest-Related  Dividends.  Also,  interest-related dividends paid by the
Fund and designated as interest-related dividends from qualified interest income are not subject to U.S.  withholding tax.  "Qualified interest income" includes, in general,  U.S.  source (1) bank deposit  interest,  (2)  short-term  original discount and (3) interest (including  original issue discount,  market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation  issued by a corporation  or partnership in which the
Fund  is a  10-percent  shareholder  or is  contingent  interest,  and  (4)  any interest-related dividend from another regulated investment company.

     Limitations on Tax Reporting for Interest-Related  dividends and Short-term
Capital Gain dividends for non-U.S. investors. While the Fund makes every effort to disclose any amounts of  interest-related  dividends and  short-term  capital gains distributed to its non-U.S. shareholders,  intermediaries who have assumed tax  reporting  responsibilities  on  these  distributions  may not  have  fully developed  systems that will allow these tax  withholding  benefits to be passed through to them.

     Other.  Ordinary  dividends  paid by the Fund to non-U.S.  investors on the income earned on portfolio  investments in the debt of foreign issuers  continue to be  subject  to U.S.  withholding  tax.  If you  hold  your  Fund  shares  in connection  with a U.S.  trade  or  business,  your  income  and  gains  will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return. The
exemption  from   withholding   for   short-term   capital  gain  dividends  and
interest-related dividends paid by the Fund is effective for dividends paid with respect to taxable  years of the Fund  beginning  after  December  31,  2004 and before January 1, 2008 unless such exemption is extended or made permanent.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in the Fund held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of "Distributions  and Taxes" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

                                       37

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     To obtain the Fund's  most  current  performance  information,  please call
1-800 523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Fund's past performance and should not be considered as representative  of future results.  The Fund will calculate its performance in accordance  with the  requirements  of the rules and  regulations under the 1940 Act, or any other applicable U.S.  securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA
19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial  statements  contained in the Fund's Annual Report.  The Fund's  Statement of Net Assets,  Statement of
Operations,  Statement of Changes in Net Assets,  Financial Highlights and Notes
to  Financial  Statements,  as well as the  report  of  Ernst & Young  LLP,  the independent  registered  public accounting firm, for the fiscal year ended March
31,  2006,  are  included  in the  Fund's  Annual  Report to  shareholders.  The financial  statements and financial  highlights,  the notes relating thereto and the report of Ernst & Young LLP listed above are  incorporated by reference from the Annual Report into this Part B.

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     As of July 1, 2006, the Trust believes that the following  accounts held 5%
or more of the  outstanding  shares of Class A, Class B, Class C and  Consultant
Class Shares of the Fund:

----------------- ----------------------------------- ---------------
Class             Name and Address of Account           Percentage
----------------- ----------------------------------- ---------------
Class A           Delaware Distributors L.P.               8.93%
                  Corporate Accounting
                  2005 Market Street, 9th Floor
                  Phila PA  19103-7042
----------------- ----------------------------------- ---------------
Class B           None                                     None
----------------- ----------------------------------- ---------------
Class C           Citigroup Global Markets, Inc.          23.20%
                  House Account
                  Attn: Peter Booth, 7th Floor
                  333 W 34th Street
                  New York NY  10001-2402
----------------- ----------------------------------- ---------------
Consultant Class  MCB Trust Services Trustee FBO          11.17%
                  Four Queens Inc Ret/Svgs Plan
                  700 17th Street, Suite 300
                  Denver CO  80202-3531
----------------- ----------------------------------- ---------------

                                       38

--------------------------------------------------------------------------------
                        APPENDIX --DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

Bonds
     Excerpts from Moody's  description  of its bond ratings:  Aaa--judged to be the best quality.  They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards;  A--possess favorable attributes and are considered  "upper medium" grade  obligations;  Baa--considered  as medium grade obligations.  Interest  payments and principal  security appear adequate for the
present   but   certain   protective   elements   may  be   lacking  or  may  be
characteristically  unreliable over any great length of time; Ba--judged to have speculative elements;  their future cannot be considered as well assured.  Often the  protection of interest and  principal  payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance  of other terms of the contract  over any long period of time may be small; Caa--are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest;  Ca--represent obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked  shortcomings;  C--the lowest rated class of bonds, and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

     For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

     Excerpts from S&P's  description  of its bond ratings:  AAA--highest  grade obligations;  extremely strong capacity to pay principal and interest;  AA--also qualify as high grade obligations,  and in the majority of instances differ from
AAA issues only in a small  degree;  very strong  capacity to pay  principal and interest;  A--strong ability to pay interest and repay principal;  somewhat more susceptible  to the  adverse  effects of  changing  circumstances  and  economic conditions although more susceptible to changes in circumstances;  BBB--regarded as having an adequate  capacity to pay  interest and repay  principal;  normally exhibit  adequate  protection  parameters,  but adverse  economic  conditions or changing circumstances more likely to lead to weakened capacity to pay principal and  interest  than for  higher-rated  bonds.  BB, B, CCC, CC,  C--regarded,  on balance,  as having significant  speculative  characteristics.  BB indicates the least degree of speculation and C the highest degree of speculation.  While such debt will likely have some  quality and  protective  characteristics,  these are outweighed by large uncertainties or major risk exposures to adverse conditions;
D--in default.

     Plus  (+) or  minus  (-) may be  added  to  ratings  from AA to CCC to show relative standing within the major rating categories.

Commercial Paper
     Excerpts  from  S&P's  description  of its  two  highest  commercial  paper ratings:  A-1--degree of safety  regarding  timely payment is strong; a plus (+)
sign denotes extremely strong safety  characteristics;  A-2--capacity for timely payment is  satisfactory;  the  relative  degree of safety is not as high as for issuers designated A-1.

     Excerpts  from  Moody's  description  of its two highest  commercial  paper ratings: P-1--superior quality; P-2--strong quality.

                                       A-1

     Excerpts  from Duff and Phelps'  description  of its two  highest  ratings:
Category 1--High Grade: D-1+ -- Highest certainty of timely payment.  Short-term
liquidity,   including   internal  operating  factors  and/or  ready  access  to
alternative sources of funds, is outstanding, and safety is just below risk-free
U.S.  Treasury  short-term  obligations.  D-1--Very  high  certainty  of  timely payment.  Liquidity  factors are  excellent  and  supported by good  fundamental protection  factors.  Risk factors are minor.  D-1- -- High  certainty of timely payment.  Liquidity  factors  are  strong  and  supported  by  good  fundamental protection  factors.  Risk  factors  are very  small.  Category  2--Good  Grade:
D-2--Good   certainty  of  timely   payment.   Liquidity   factors  and  company
fundamentals  are  sound.  Although  ongoing  funding  needs may  enlarge  total financing  requirements,  access to capital  markets is good.  Risk  factors are small.

     Excerpts from Fitch IBCA, Inc.'s  description of its highest ratings:  F-1+
--Exceptionally  strong quality;  F-1 --Very strong  quality;  F-2 --Good credit quality.

                                       A-2

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously  filed  documents  indicated below, except as noted:

          (a)  Agreement and Declaration of Trust.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 45 filed December 14, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 45 filed December 14, 1999.

          (b)  By-Laws.  Amended and Restated By-Laws (May 19, 2005) attached as
               Exhibit No. EX-99.b.

          (c)  Instruments Defining the Rights of Security Holders.

               (1)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 45 filed
                    December 14, 1999.

               (2)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19, 2005) attached as Exhibit No. EX-99.b.

          (d)  Investment Management  Agreement.  Executed Investment Management
               Agreement   (December  15,  1999)  between  Delaware   Management
               Company, (a series of Delaware Management Business Trust) and the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 47 filed May 24, 2001.

          (e) Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement  (April  19,  2001)
                         between Delaware Distributors,  L.P. and the Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 48 filed May 29, 2002.

                    (ii) Executed   Second   Amended  and   Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         between   Delaware   Distributors,   L.P.  and  Lincoln
                         Financial  Distributors,  Inc.  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 50
                         filed May 28, 2004.

                    (iii) Executed   Amendment  No.  1  (October  31,  2005)  to
                         Appendix A to Second  Amended  and  Restated  Financial
                         Intermediary Distribution Agreement attached as Exhibit
                         No. EX-99.e.1.iii.

               (1)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 49 filed
                    May 30, 2003.

               (2)  Vision  Mutual  Fund  Gateway(R)Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 49 filed May 30, 2003.

               (3)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 49 filed May 30, 2003.

               (4)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 51 filed
                    July 29, 2005.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed Custodian Agreement (May 1, 1996) between The Chase
                    Manhattan  Bank and the  Registrant  incorporated  into this filing by reference to Post-Effective Amendment No. 44 filed
                    May 28, 1999.

                    (i)  Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Custodian  Agreement between JPMorgan Chase Bank
                         and the  Registrant  incorporated  into this  filing by
                         reference to Post-Effective  Amendment No. 50 filed May
                         28, 2004.

               (2)  Executed  Amendment to  Custodian  Agreement  (November  20,
                    1997) between The Chase  Manhattan  Bank and the  Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 44 filed May 28, 1999.

               (3)  Executed  Letter (August 24, 1998) adding  Registrant to the
                    Custodian   Agreement   incorporated  into  this  filing  by
                    reference to  Post-Effective  Amendment No. 47 filed May 24,
                    2001.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between  Delaware  Service  Company  and the  Registrant  on
                    behalf  of  the  Fund   incorporated  into  this  filing  by
                    reference to  Post-Effective  Amendment No. 48 filed May 29,
                    2002.

                    (i)  Executed  Amended  Schedule  A  (August  23,  2002)  to
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 50
                         filed May 28, 2004.

                    (ii) Executed  Schedule  B (May  19,  2005)  to  Shareholder
                         Services    Agreement    attached    as   Exhibit   No.
                         EX-99.h.1.ii.

               (2)  Executed Fund Accounting Agreement (August 19, 1996) between
                    Delaware Service Company,  Inc. and the Registrant on behalf of the Fund  incorporated  into this filing by  reference to
                    Post-Effective Amendment No. 41 filed May 29, 1997.

                    (i)  Executed  Schedule  B (May 19,  2005)  to the  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         attached as Exhibit No. EX-99.h.2.i.

                    (ii) Executed   Amendment  No.  30  (October  30,  2005)  to
                         Schedule A to the Delaware  Investments Family of Funds
                         Fund  Accounting  Agreement  attached  as  Exhibit  No.
                         EX-99.h.2.ii.

          (i)  Legal Opinion. Opinion and Consent of Counsel (December 14, 1999)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 45 filed December 14, 1999.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (July 2006) attached as Exhibit No. EX-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial   Capital    Agreements.    Initial   Capital   Agreement
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 15 filed May 16, 1983.

          (m)  Rule 12b-1 Plans.

               (1)  Plan under Rule 12b-1 for Class B (April 2001)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 48 filed May 29, 2002.

               (2)  Plan under Rule 12b-1 for Class C (April 2001)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 48 filed May 29, 2002.

               (3)  Plan under  Rule 12b-1 for  Consultant  Class  (April  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 48 filed May 29, 2002.

          (n)  Rule 18f-3  Plan.  Plan under Rule 18f-3  incorporated  into this filing by reference to Post-Effective  Amendment No. 47 filed May
               24, 2001.

          (o)  Reserved. Not applicable.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006) attached as Exhibit No. EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (February  2006) attached as
                    Exhibit No. EX-99.p.2.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005) attached as Exhibit No. EX-99.p.3.

          (q)  Other.  Powers of  Attorney  (May 18,  2005)  attached as Exhibit
               EX-99.q.

Item 24.  Persons Controlled by or under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article  VI of the Amended and Restated By-Laws (May
          19, 2005) attached as Exhibit No. EX-99.b.

Item 26.  Business and Other Connections of Investment Advisor.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain of the other funds in the Delaware Investments Funds (Delaware
          Group Adviser  Funds,  Delaware  Group Equity Funds I, Delaware  Group
          Equity  Funds II,  Delaware  Group Equity  Funds III,  Delaware  Group
          Equity  Funds  IV,  Delaware  Group  Equity  Funds V,  Delaware  Group
          Foundation  Funds,   Delaware  Group  Global  &  International  Funds,
          Delaware Group Government Fund, Delaware Group Income Funds,  Delaware
          Group  Limited-Term  Government  Funds,  Delaware Group State Tax-Free
          Income Trust,  Delaware Group  Tax-Free Fund,  Delaware Group Tax-Free
          Money Fund,  Delaware  Investments  Municipal  Trust,  Delaware Pooled
          Trust,   Delaware  VIP  Trust,   Voyageur   Insured  Funds,   Voyageur
          Intermediate  Tax-Free Funds,  Voyageur Mutual Funds,  Voyageur Mutual
          Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund,  Inc.,  Delaware  Investments  Colorado Insured
          Municipal  Income Fund,  Inc.,  Delaware  Investments  Florida Insured
          Municipal  Income Fund and Delaware  Investments  Minnesota  Municipal
          Income Fund II, Inc.) as well as to certain non-affiliated  registered investment  companies.  In addition,  certain  officers of the Manager also  serve as  trustees  of other  Delaware  Investments  Funds,  and certain  officers are also  officers of these other  funds.  A company indirectly  owned by the  Manager's  parent  company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see
          Item 27  below)  and  another  such  company  acts as the  shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

---------------------------- ----------------------------- ----------------------------- -----------------------------------
Name and Principal           Positions and Offices with    Positions and Offices with
Business Address             Manager                       Registrant                    Other Positions and Offices Held
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Jude T. Driscoll             President/Chief Executive     Chairman/President/           Mr. Driscoll has served in
                             Officer                       Chief Executive Officer       various executive capacities
                                                                                         within Delaware Investments

                                                                                         President/Chief Executive Officer
                                                                                         and Director -
                                                                                         Lincoln National Investments
                                                                                         Companies, Inc.

                                                                                         Director - HYPPCO Finance Company
                                                                                         Ltd.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Ryan K. Brist                Executive Vice                Executive Vice                Mr. Brist has served in various
                             President/Managing            President/Managing            executive capacities within
                             Director/Chief Investment     Director/Chief Investment     Delaware Investments
                             Officer - Fixed Income        Officer - Fixed Income
                                                                                         Vice President - Lincoln National
                                                                                         Income Fund, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
John C.E. Campbell           Executive Vice                None                          Mr. Campbell has served in
                             President/Global Marketing                                  various executive capacities
                             & Client Services                                           within Delaware Investments

                                                                                         President/Chief Executive Officer
                                                                                         - Optimum Fund Trust
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Patrick P. Coyne             Executive Vice President/     Executive Vice President/     Mr. Coyne has served in various
                             Managing Director/Chief       Managing Director/Chief       executive capacities within
                             Investment Officer - Equity   Investment Officer - Equity   Delaware Investments
                             Investments                   Investments
                                                                                         Managing Director - Fixed Income
                                                                                         - Lincoln National Investment
                                                                                         Companies, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Philip N. Russo(1)           Executive Vice                None                          Mr. Russo has served in various
                             President/Chief Financial                                   executive capacities within
                             Officer                                                     Delaware Investments

---------------------------- ----------------------------- ----------------------------- -----------------------------------
See Yeng Quek                Executive Vice                Executive Vice                Mr. Quek has served in various
                             President/Managing            President/Managing            executive capacities within
                             Director/Chief Investment     Director/Chief Investment     Delaware Investments
                             Officer - Fixed Income        Officer - Fixed Income
                                                                                         Director/Trustee - HYPPCO Finance
                                                                                         Company Ltd.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Douglas L. Anderson          Senior Vice                   None                          Mr. Anderson has served in
                             President/Operations                                        various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Marshall T. Bassett          Senior Vice President/Chief   Senior Vice President/Chief   Mr. Bassett has served in various
                             Investment Officer -          Investment Officer -          executive capacities within
                             Emerging Growth Equity        Emerging Growth Equity        Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Joseph R. Baxter             Senior Vice President/Head    Senior Vice President/Head    Mr. Baxter has served in various
                             of Municipal Bond             of Municipal Bond             executive capacities within
                             Investments                   Investments                   Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Christopher S. Beck          Senior Vice                   Senior Vice                   Mr. Beck has served in various
                             President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                             Manager                       Manager                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Michael P. Bishof            Senior Vice                   Senior Vice President/Chief   Mr. Bishof has served in various
                             President/Investment          Financial Officer             executive capacities within
                             Accounting                                                  Delaware Investments

                                                                                         Chief Financial Officer - Lincoln
                                                                                         National Income Fund, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Michael P. Buckley           Senior Vice                   Senior Vice                   Mr. Buckley has served in various
                             President/Director of         President/Director of         executive capacities within
                             Municipal Research            Municipal Research            Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Stephen R. Cianci            Senior Vice                   Senior Vice                   Mr. Cianci has served in various
                             President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                             Manager                       Manager                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Robert F. Collins            Senior Vice                   Senior Vice                   Mr. Collins has served in various
                             President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                             Manager                       Manager                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
James A. Forant              Senior Vice                   None                          Mr. Forant has served in various
                             President//Director,                                        executive capacities within
                             Technical Services                                          Delaware Investments

---------------------------- ----------------------------- ----------------------------- -----------------------------------
Brian Funk                   Senior Vice                   Senior Vice                   Mr. Funk has served in various
                             President/Director of         President/Director of         executive capacities within
                             Credit Research               Credit Research               Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Brent C. Garrells            Senior Vice                   Senior Vice                   Mr. Garrells has served in
                             President/Senior Research     President/Senior Research     various executive capacities
                             Analyst                       Analyst                       within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Stuart M. George             Senior Vice President/Head    Senior Vice President/Head    Mr. George has served in various
                             of Equity Trader              of Equity Trader              executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Paul Grillo                  Senior Vice                   Senior Vice                   Mr. Grillo has served in various
                             President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                             Manager                       Manager                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Jonathan Hatcher             Senior Vice                   Senior Vice                   Mr. Hatcher has served in various
                             President/Senior Research     President/Senior Research     executive capacities within
                             Analyst                       Analyst                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
William F. Keelan            Senior Vice                   Senior Vice                   Mr. Keelan has served in various
                             President/Director of         President/Director of         executive capacities within
                             Quantitative Research         Quantitative Research         Delaware Investments

---------------------------- ----------------------------- ----------------------------- -----------------------------------
Carolyn McIntyre             Senior Vice President/Human   None                          Ms. McIntyre has served in
                             Resources                                                   various executive capacities
                                                                                         within Delaware Investments

                                                                                         Senior Vice President/Human
                                                                                         Resources - Lincoln National
                                                                                         Investment Companies, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Francis X. Morris            Senior Vice President/Chief   Senior Vice                   Mr. Morris has served in various
                             Investment Officer - Core     President/Director,           executive capacities within
                             Equity                        Fundamental Research/Senior   Delaware Investments
                                                           Portfolio Manager
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Brian L. Murray, Jr.         Senior Vice President/Chief   Senior Vice President/Chief   Mr. Murray has served in various
                             Compliance Officer            Compliance Officer            executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Susan L. Natalini            Senior Vice                   None                          Ms. Natalini has served in
                             President/Global Marketing                                  various executive capacities
                             & Client Services                                           within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Zoe Neale(2)                 Senior Vice President/Chief   Senior Vice President/Chief   Mr. Neale has served in various
                             Investment Officer -          Investment Officer -          executive capacities within
                             International Equity          International Equity          Delaware Investments

---------------------------- ----------------------------- ----------------------------- -----------------------------------
D. Tysen Nutt(3)             Senior Vice President/Chief   Senior Vice President/Chief   Mr. Nutt has served in various
                             Investment Officer - Large    Investment Officer - Large    executive capacities within
                             Cap Value Equity              Cap Value                     Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
David P. O'Connor            Senior Vice                   Senior Vice President/        Mr. O'Connor has served in
                             President/Strategic           Strategic Investment          various executive capacities
                             Investment Relationships      Relationships and             within Delaware Investments
                             and Initiatives/General       Initiatives/ General
                             Counsel                       Counsel/Chief Legal Officer   Vice President/ General Counsel -
                                                                                         Lincoln National Investment
                                                                                         Companies, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
John J. O'Connor             Senior Vice                   Senior Vice                   Mr. O'Connor has served in
                             President/Investment          President/Treasurer           various executive capacities
                             Accounting                                                  within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Philip R. Perkins            Senior Vice                   Senior Vice                   Mr. Perkins has served in various
                             President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                             Manager                       Manager                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Timothy L. Rabe              Senior Vice                   Senior Vice President/Head    Mr. Rabe has served in various
                             President/Senior Portfolio    of High Yield                 executive capacities within
                             Manager/Head of High Yield                                  Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Richard Salus                Senior Vice President/        None                          Mr. Salus has served in various
                             Controller/Treasurer                                        executive capacities within
                                                                                         Delaware Investments

                                                                                         Vice President/Deputy Controller
                                                                                         - Lincoln National Investment
                                                                                         Companies, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
James L. Shields             Senior Vice President/Chief   None                          Mr. Shields has served in various
                             Information Officer                                         executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Jeffrey S. Van Harte(4)      Senior Vice President/Chief   Senior Vice President/Chief   Mr. Van Harte has served in
                             Investment Officer - Focus    Investment Officer - Focus    various executive capacities
                             Growth Equity                 Growth Equity                 within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Gary T. Abrams               Vice President/Senior         None                          Mr. Abrams has served in various
                             Equity Trader                                               executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Christopher S. Adams         Vice President/Portfolio      Vice President/Portfolio      Mr. Adams has served in various
                             Manager/Senior Equity         Manager/Senior Equity         executive capacities within
                             Analyst                       Analyst                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Damon J. Andres              Vice President/Senior         Vice President/Senior         Mr. Andres has served in various
                             Portfolio Manager             Portfolio Manager             executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Margaret MacCarthy Bacon(5)  Vice President/ Investment    None                          Ms. Bacon has served in various
                             Specialist                                                  executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Todd Bassion(6)              Vice President/Senior         Vice President/Senior         Mr. Bassion has served in various
                             Research Analyst              Research Analyst              executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Richard E. Biester           Vice President/Equity Trader  None                          Mr. Biester has served in various
                                                                                         executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Christopher J. Bonavico(7)   Vice President/Senior         Vice President/Senior         Mr. Bonavico has served in
                             Portfolio Manager, Equity     Portfolio Manager, Equity     various executive capacities
                             Analyst                       Analyst                       within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Vincent A. Brancaccio        Vice President/Senior         None                          Mr. Brancaccio has served in
                             Equity Trader                                               various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Kenneth F. Broad(8)          Vice President/Senior         Vice President/Senior         Mr. Broad has served in various
                             Portfolio Manager, Equity     Portfolio Manager, Equity     executive capacities within
                             Analyst                       Analyst                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Mary Ellen M. Carrozza       Vice President/Client         Vice President/Client         Ms. Carrozza has served in
                             Services                      Services                      various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Stephen G. Catricks          Vice President/Portfolio      Vice President/Portfolio      Mr. Catricks has served in
                             Manager                       Manager                       various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Anthony G. Ciavarelli        Vice President/Assistant      Vice President/Associate      Mr. Ciavarelli has served in
                             General Counsel/ Assistant    General Counsel/ Assistant    various executive capacities
                             Secretary                     Secretary                     within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
David F. Connor              Vice President/Deputy         Vice President/Associate      Mr. Connor has served in various
                             General Counsel/ Assistant    General Counsel/ Secretary    executive capacities within
                             Secretary                                                   Delaware Investments

                                                                                         Vice President/Deputy General
                                                                                         Counsel/ Secretary - Lincoln
                                                                                         National Investment Companies,
                                                                                         Inc.

                                                                                         Secretary - Lincoln National
                                                                                         Income Fund, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Stephen J. Czepiel           Vice President/Senior         None                          Mr. Czepiel has served in various
                             Municipal Bond Trader                                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Joseph F. DeMichele          Vice President/High Grade     None                          Mr. DeMichele has served in
                             Trading                                                     various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Christopher M. Ericksen(9)   Vice President/Portfolio      Vice President/Portfolio      Mr. Ericksen has served in
                             Manager, Equity Analyst       Manager, Equity Analyst       various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Joel A. Ettinger             Vice President/Taxation       Vice President/Taxation       Mr. Ettinger has served in
                                                                                         various executive capacities
                                                                                         within Delaware Investments

                                                                                         Vice President/Taxation - Lincoln
                                                                                         National Investment Companies,
                                                                                         Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Phoebe W. Figland            Vice President/ Investment    Vice President/ Investment    Ms. Figland has served in various
                             Accounting                    Accounting                    executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Joseph Fiorilla              Vice President/Trading        None                          Mr. Fiorilla has served in
                             Operations                                                  various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Charles E. Fish              Vice President/Senior         None                          Mr. Fish has served in various
                             Equity Trader                                               executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Clifford M. Fisher           Vice President/Senior         None                          Mr. Fisher has served in various
                             Municipal Bond Trader                                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Patrick G. Fortier(10)       Vice President/ Portfolio     Vice President/ Portfolio     Mr. Fortier has served in various
                             Manager, Equity Analyst       Manager, Equity Analyst       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Denise A. Franchetti         Vice President/Portfolio      Vice President/Portfolio      Ms. Franchetti has served in
                             Manager/Municipal Bond        Manager/Municipal Bond        various executive capacities
                             Credit Analyst                Credit Analyst                within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
James A. Furgele             Vice President/ Investment    Vice President/ Investment    Mr. Furgele has served in various
                             Accounting                    Accounting                    executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Daniel V. Geatens            Vice President/Investment     Vice President/Investment     Mr. Geatens has served in various
                             Accounting                    Accounting                    executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Barry S. Gladstein           Vice President/Portfolio      Vice President/Equity         Mr. Gladstein has served in
                             Analyst                       Analyst                       various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Edward Gray(11)              Vice President/Senior         Vice President/Senior         Mr. Gray has served in various
                             Portfolio Manager             Portfolio Manager             executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Brian T. Hannon              Vice President/Senior         None                          Mr. Hannon has served in various
                             Portfolio Manager                                           executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Lisa L. Hansen(12)           Vice President/Head of        None                          Ms. Hansen has served in various
                             Focus Growth Equity Trading                                 executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Gregory M. Heywood(13)       Vice President/Equity         Vice President/Portfolio      Mr. Heywood has served in various
                             Analyst                       Manager, Research Analyst     executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Sharon Hill                  Vice President/Head of        Vice President/Head of        Ms. Hill has served in various
                             Quantitative Research and     Equity Quantitative           executive capacities within
                             Analytics                     Research and Analytics        Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Christopher M. Holland       Vice President/Portfolio      None                          Mr. Holland has served in various
                             Manager                                                     executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Michael E. Hughes            Vice President/Senior         Vice President/Senior         Mr. Hughes has served in various
                             Equity Analyst                Equity Analyst                executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Jordan L. Irving(1)(4)       Vice President/Senior         Vice President/Senior         Mr. Irving has served in various
                             Portfolio Manager             Portfolio Manager             executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Cynthia Isom                 Vice President/Senior         Vice President/Portfolio      Ms. Isom has served in various
                             Portfolio Manager             Manager                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Kenneth R. Jackson           Vice President/Quantitative   Vice President/Quantitative   Mr. Jackson has served in various
                             Analyst                       Analyst                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Audrey E. Kohart             Vice President/Financial      Vice President/Financial      Ms. Kohart has served in various
                             Planning and Reporting        Planning and Reporting        executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Andrew Kronschnabel          Vice President/High Grade     None                          Mr. Kronschnabel has served in
                             Trader                                                      various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Nikhil G. Lalvani            Vice President/Senior         Vice President/Senior         Mr. Lalvani has served in various
                             Equity Analyst                Equity Analyst                executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Steven T. Lampe              Vice President/Portfolio      Vice President/Portfolio      Mr. Lampe has served in various
                             Manager                       Manager                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Alfio Leone IV               Vice President/High Grade     None                          Mr. Leone has served in various
                             Trader                                                      executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Anthony A. Lombardi(15)      Vice President/Senior         Vice President/Senior         Mr. Lombardi has served in
                             Portfolio Manager             Portfolio Manager             various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Francis P. Magee             Vice President/Equity         None                          Mr. Magee has served in various
                             Business Manager                                            executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Charles (Tom) T. McClintic   Vice President/High Yield     None                          Mr. McClintic has served in
                             Trader                                                      various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Michael S. Morris            Vice President/Portfolio      Vice President/Portfolio      Mr. Morris has served in various
                             Manager/Senior Equity         Manager/Senior Equity         executive capacities within
                             Analyst                       Analyst                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Scott Moses                  Vice President/High Grade     None                          Mr. Moses has served in various
                             Trader                                                      executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Philip O. Obazee             Vice President/ Derivatives   Vice President/ Derivatives   Mr. Obazee has served in various
                             Manager                       Manager                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Donald G. Padilla            Vice President/Portfolio      Vice President/Portfolio      Mr. Padilla has served in various
                             Manager/Senior Equity         Manager/Senior Equity         executive capacities within
                             Analyst                       Analyst                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Daniel J. Prislin(16)        Vice President/Senior         Vice President/Senior         Mr. Prislin has served in various
                             Portfolio Manager/Equity      Portfolio Manager/Senior      executive capacities within
                             Analyst                       Equity Analyst                Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Craig S. Remsen              Vice President/Senior         Vice President/Senior         Mr. Remsen has served in various
                             Credit Research Analyst       Credit Research Analyst       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Carl Rice(1)(7)              Vice President/Senior         Vice President/Senior         Mr. Rice has served in various
                             Investment Specialist,        Investment Specialist,        executive capacities within
                             Large Cap Value Focus Equity  Large Cap Value Focus Equity  Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Joseph T. Rogina             Vice President/Equity Trader  None                          Mr. Rogina has served in various
                                                                                         executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Kevin C. Schildt             Vice President/Senior         Vice President/Senior         Mr. Schildt has served in various
                             Municipal Credit Analyst      Municipal Credit Analyst      executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Richard D. Seidel            Vice President/Assistant      None                          Mr. Seidel has served in various
                             Controller/-Assistant                                       executive capacities within
                             Treasurer                                                   Delaware Investments

                                                                                         Vice President/Assistant
                                                                                         Controller/Manager - Payroll -
                                                                                         Lincoln National Investment
                                                                                         Companies, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Brenda L. Sprigman           Vice President/Business       None                          Ms. Sprigman has served in
                             Manager - Fixed Income                                      various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Michael T. Taggart           Vice President/Facilities &   None                          Mr. Taggart has served in various
                             Administrative Services                                     executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Matthew Todorow              Vice President/Portfolio      Vice President/Portfolio      Mr. Todorow has served in various
                             Manager                       Manager                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Spencer M. Tullo             Vice President/High Yield     None                          Mr. Tullo has served in various
                             Trader                                                      executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Robert A. Vogel, Jr.(18)     Vice President/Senior         Vice President/Senior         Mr. Vogel has served in various
                             Portfolio Manager             Portfolio Manager             executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Lori P. Wachs                Vice President/Portfolio      Vice President/Portfolio      Ms. Wachs has served in various
                             Manager                       Manager                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Laura A. Wagner              Vice President/Investment     Vice President/Investment     Ms. Wagner has served in various
                             Accounting                    Accounting                    executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Kathryn R. Williams          Vice President/Associate      Vice President/Associate      Ms. Williams has served in
                             Genera; Counsel/Assistant     General Counsel/Assistant     various executive capacities
                             Secretary                     Secretary                     within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
James J. Wright              Vice President/Senior         None                          Mr. Wright has served in various
                             Equity Analyst                                              executive capacities within
                                                                                         Delaware Investments
----------------------------------------------------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(3)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(4)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(5)  Client Service Officer, Thomas Weisel Partners, 2002-2005.

(6)  Senior Research Associate, Thomas Weisel Partners, 2002-2005

(7)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(9)  Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(11) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(12) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(13) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(14) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(15) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(17) Director/Product Specialist, Merrill Lynch, 1999-2004

(18) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Item 27. Principal Underwriters.

          (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all  the  mutual  funds  in the  Delaware Investments Family of
                 Funds.

          (a)(2) Information  with  respect to each  officer and partner of the principal underwriter and the Registrant  is  provided  below.
                 Unless otherwise  noted, the principal business address of each officer  and  partner  of  Delaware  Distributors, L.P. is 2005
                 Market Street, Philadelphia, PA 19103-7094.

------------------------------------- ------------------------------------------- ------------------------------------------
Name and Principal Business Address   Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Distributors, Inc.           General Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Capital Management           Limited Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Investment Advisers          Limited Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Kevin J. Lucey                        President/Chief Executive Officer           None
------------------------------------- ------------------------------------------- ------------------------------------------
Philip N. Russo                       Executive Vice President                    None
------------------------------------- ------------------------------------------- ------------------------------------------
Douglas L. Anderson                   Senior Vice President/Operations            None
------------------------------------- ------------------------------------------- ------------------------------------------
Michael P. Bishof                     Senior Vice President/Investment            Senior Vice President/Chief Financial
                                      Accounting                                  Officer
------------------------------------- ------------------------------------------- ------------------------------------------
Jeffrey M. Kellogg                    Senior Vice President/Senior Product        None
                                      Manager/Communications Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Deb Landsman-Yaros                    Senior Vice President/Head of Retail        None
                                      Investor Services
------------------------------------- ------------------------------------------- ------------------------------------------
Thomas M. McConnell                   Senior Vice President/Senior 529 Plans      None
                                      Product Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Carolyn McIntyre                      Senior Vice President/Human Resources       None
------------------------------------- ------------------------------------------- ------------------------------------------
Brian L. Murray, Jr.                  Senior Vice President/Compliance            Senior Vice President/Chief Compliance
                                                                                  Officer
------------------------------------- ------------------------------------------- ------------------------------------------
David P. O'Connor                     Senior Vice President/Strategic             Senior Vice President/Strategic
                                      Investment Relationships and                Investment Relationships and
                                      Initiatives/General Counsel                 Initiatives/General Counsel/Chief Legal
                                                                                  Officer
------------------------------------- ------------------------------------------- ------------------------------------------
Daniel J. Perullo                     Senior Vice President/Eastern Director,     None
                                      Institutional Sales
------------------------------------- ------------------------------------------- ------------------------------------------
Robert E. Powers                      Senior Vice President/Senior Domestic       None
                                      Sales Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Richard Salus                         Senior Vice President/Controller/           None
                                      Treasurer/Financial Operations Principal
------------------------------------- ------------------------------------------- ------------------------------------------
James L. Shields                      Senior Vice President/Chief Information     None
                                      Officer
------------------------------------- ------------------------------------------- ------------------------------------------
Trevor M. Blum                        Vice President/Senior Consultant            None
                                      Relationship Manager
------------------------------------- ------------------------------------------- ------------------------------------------
E. Zoe Bradley                        Vice President/Product Management Manager   None
------------------------------------- ------------------------------------------- ------------------------------------------
Mel Carrozza                          Vice President/Client Services              None
------------------------------------- ------------------------------------------- ------------------------------------------
Anthony G. Ciavarelli                 Vice President/Counsel/Assistant Secretary  Vice President/Associate General
                                                                                  Counsel/Assistant Secretary
------------------------------------- ------------------------------------------- ------------------------------------------
David F. Connor                       Vice President/Deputy General Counsel/      Vice President/Deputy General
                                      Secretary                                   Counsel/Secretary
------------------------------------- ------------------------------------------- ------------------------------------------
Joel A. Ettinger                      Vice President/Taxation                     Vice President/Taxation
------------------------------------- ------------------------------------------- ------------------------------------------
Edward M. Grant                       Vice President/Senior Domestic Sales        None
                                      Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Audrey Kohart                         Vice President/Financial Planning and       Vice President/Financial Planning and
                                      Reporting                                   Reporting
------------------------------------- ------------------------------------------- ------------------------------------------
Josephine O'Brien                     Vice President/RFP Group Manager            None
------------------------------------- ------------------------------------------- ------------------------------------------
Marlene D. Petter                     Vice President/Marketing Communications     None
------------------------------------- ------------------------------------------- ------------------------------------------
Christian Reimer                      Vice President/529 Plans Product Manager    None
------------------------------------- ------------------------------------------- ------------------------------------------
Richard D. Seidel                     Vice President/Assistant                    None
                                      Controller/Assistant Treasurer
------------------------------------- ------------------------------------------- ------------------------------------------
Michael T. Taggart                    Vice President/Facilities &                 None
                                      Administrative Services
------------------------------------- ------------------------------------------- ------------------------------------------
Molly Thompson                        Vice President/Associate Product            None
                                      Management Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Kathryn R. Williams                   Vice President/Senior Counsel/ Assistant    Vice President/Associate General
                                      Secretary                                   Counsel/Assistant Secretary
------------------------------------- ------------------------------------------- ------------------------------------------

          (b)(1) Lincoln Financial Distributors,  Inc. (LFD) serves as financial
                 intermediary   wholesaler  for  all  the  mutual  funds  in the
                 Delaware Investments Family of Funds.

          (b)(2) Information with respect to each officer and partner of LFD and the Registrant is provided below. Unless otherwise  noted,  the principal  business  address of each officer and partner of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

---------------------------------------- --------------------------------------------- -------------------------------------
Name and Principal Business Address      Positions and Office with LFD                      Positions and Offices with
                                                                                                    Registrant
---------------------------------------- --------------------------------------------- -------------------------------------
Westley V. Thompson                      President/Chief Executive Officer                             None
---------------------------------------- --------------------------------------------- -------------------------------------
David M. Kittredge                       Senior Vice President                                         None
---------------------------------------- --------------------------------------------- -------------------------------------
Terrance Mullen                          Senior Vice President                                         None
---------------------------------------- --------------------------------------------- -------------------------------------
Donald Roberson                          Senior Vice President                                         None
---------------------------------------- --------------------------------------------- -------------------------------------
Margaret Skinner                         Senior Vice President                                         None
---------------------------------------- --------------------------------------------- -------------------------------------
David L. Ahrendt(1)                      Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Patrick J. Caulfield(2)                  Vice President/Chief Compliance Officer                       None
---------------------------------------- --------------------------------------------- -------------------------------------
Phillip Cramer                           Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Frederick J. Crawford                    Vice President/Treasurer                                      None
---------------------------------------- --------------------------------------------- -------------------------------------
Daniel P. Hickey(2)                      Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Rochelle Krombolz                        Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
William Lamoin                           Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Gregory Smith                            Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Michael S. Smith(3)                      Vice President/Chief Financial                                None
                                         Officer/Chief Administrative Officer
---------------------------------------- --------------------------------------------- -------------------------------------
Joyce L. Byrer                           Secretary                                                     None
---------------------------------------- --------------------------------------------- -------------------------------------

----------------------------------------------------------------------------------------------------------------------------

(1)  1300 Clinton Street, Fort Wayne, IN 46802

(2)  350 Church Street, Hartford, CT 06103

(3)  1500 Market Street, Philadelphia, PA 19103

----------------------------------------------------------------------------------------------------------------------------

          (c)    Not applicable.

Item 28.  Location  of  Accounts  and  Records.  All  accounts  and  records are maintained at 2005 Market Street, Philadelphia, PA 19103.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not Applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the  Registrant  certifies that it meets all of the requirements for  effectiveness  of this  Registration  Statement under Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this
25th day of July, 2006.

                           DELAWARE GROUP CASH RESERVE

                           By:   /s/ Jude T. Driscoll
                                     Jude T. Driscoll
                                 Senior Vice President/Chief Financial Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities and on the dates indicated:

     Signature                       Title                             Date

/s/ Jude T. Driscoll       Chairman/President/Chief                July 25, 2006
Jude T. Driscoll           Executive Officer (Principal
                           Executive Officer) and Trustee

/s/ Thomas L. Bennett   *  Trustee                                 July 25, 2006
Thomas L. Bennett

/s/ John A. Fry         *  Trustee                                 July 25, 2006
John A. Fry

/a/ Anthony D. Knerr    *  Trustee                                 July 25, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth *  Trustee                                 July 25, 2006
Lucinda S. Landreth

/s/ Ann R. Leven        *  Trustee                                 July 25, 2006
Ann R. Leven

/s/ Thomas F. Madison   *  Trustee                                 July 25, 2006
Thomas F. Madison

/s/ Janet L. Yeomans    *  Trustee                                 July 25, 2006
Janet L. Yeomans

/s/ J. Richard Zecher   *  Trustee                                 July 25, 2006
J. Richard Zecher

/s/ Michael P. Bishof   *  Senior Vice President/Chief             July 25, 2006
Michael P. Bishof          Financial Officer (Principal
                           Financial Officer)

                           * By: /s/ Jude T. Driscoll
                               Jude T. Driscoll
                             as Attorney-in-Fact for
                          each of the persons indicated
                  (Pursuant to Powers of Attorney filed herein)

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.       Exhibit

EX-99.b.          Amended and Restated By-Laws (May 19, 2005)

EX-99.e.1.iii.    Executed   Amendment  No. 1  (October 31, 2005) to  Appendix A
                  to  Second   Amended   and   Restated   Financial Intermediary
                  Distribution Agreement

EX-99.h.1.ii.     Executed  Schedule  B (May 19, 2005) to  Shareholder  Services
                  Agreement

EX-99.h.2.i.      Executed  Schedule  B (May 19, 2005) to  Delaware  Investments
                  Family of Funds Fund Accounting Agreement
..
EX-99.h.2.ii.     Executed  Amendment No. 30 (October 31, 2005) to Schedule A to
                  Delaware Investments Family of Funds Fund Accounting
                  Agreement

EX-99.j.          Consent of Independent Registered Public Accounting Firm (July
                  2006)

EX-99.p.1.        Code  of  Ethics  for the Delaware Investments Family of Funds
                  (February 2006)

EX-99.p.2.        Code  of  Ethics for Delaware Investments (Delaware Management
                  Company, a series of Delaware Management Business   Trust, and
                  Delaware Distributors, L.P.) (February 2006)

EX-99.p.3.        Code  of  Ethics  for  Lincoln  Financial   Distributors, Inc.
                  (December 2005)

EX-99.q.          Powers of Attorney (May 18, 2005)